As filed with the Securities and Exchange Commission on February 26, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica A. Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2020 – December 31, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

AUXIER FOCUS FUND
Semi-Annual Report
December 31, 2020
(Unaudited)
Fund Adviser:
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
Toll Free: (877) 3AUXIER or (877) 328-9437

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2020
1
Market Commentary
Global equity markets continued a powerful rally in the fourth quarter. In the US, the S&P 500 returned 12.15%. The swift recovery is surprising, following the worst economic decline in a first quarter since the Great Depression. Remarkable advances have been made with vaccines to address the COVID-19 pandemic; two were recently approved by the Food and Drug Administration (FDA).
Normally it takes several years to develop an effective vaccine. The pace of innovation has been astounding. In addition, the global fiscal and monetary response has been the most aggressive in history—nearly triple that of prior downturns. US money supply has been growing over 25% annually, the highest in over 150 years. According to the International Monetary Fund (IMF), governments and central banks globally have provided over $19 trillion in stim ulus in 2020. They forecast 5.5% global gross domestic product
(GDP) growth. Bank of America predicts 6% US GDP growth in 2021. Despite these forecasts, over $15 trillion in bonds are still priced to yield negative returns. Inflation adjusted fixed income markets are very unattractive. The purchasing power risk combined with the potential price declines in a rising rate environment makes the risk/reward in bonds poor. The US dollar tends to depreciate
3% to 4% a year on average.
In the last quarter we have seen an outperformance in many of the beaten down value, cyclical and small cap areas of the market. A stronger economy should lead to better pricing, higher inflation and higher interest rates. The banks were decimated by low interest rates and high loan loss reserves resulting from the pandemic in the first half of the year, but came back to life in the fourth quarter.
With low inventories and strong demand, prices and margins are improving across many industries. We are seeing strong fundamentals in insurance, natural resources, used cars, semitrucks, lumber, farm commodities, etc. Wage gains look likely into
2021 as fast-food employees have been striking and there have been serious efforts by workers to unionize at Amazon. There is a strong push to raise the federal minimum wage. Transportation costs have been increasing as the Baltic Dry Index is up 128% over last year. Since early December, the index increased by nearly 60%. In Europe, 40-foot container shipping rates rose from $2,150 in
November to $16,500 in January. Online shopping is the rage, but higher shipping costs and record returns are material headwinds.
We watch inflation trends carefully as higher inflation and interest rates can compress price/earnings ratios, increasing the threat of
“torpedoes” in the portfolio. Highly valued, high expectation stocks and longer-term bonds can be especially vulnerable.
The Millennial generation is quickly becoming the most important focus for many businesses. As of 2019, the number of Millennials reached 72.1 million and finally overtook the Baby Boomer generation in the US. The housing market is primed to begin benefiting from Millennials, with 90% planning to buy someday. The oldest of the generation have recently turned 40. Research by Goldman
Sachs found that the peak home-buying age for Millennials is now 45. According to Coldwell Banker, by the year 2030, Millennials will have inherited over $68 trillion from their parents. We believe this massive generation of wealth will only strengthen the housing market. Pew Research estimates that, due to immigration, the Millennial population will continue to grow, peaking in 2033.
The Digitization of Media
We have seen five years of rapid digitization compress in less than a year. The conversion to streaming in media has been a major disrupter. Large players like Netflix and Disney dominate the streaming conversation, but one player we like that tends to be overlooked is Alphabet’s YouTube, which has over two billion monthly active users watching over a billion videos per day. As
YouTube is a free, ad-supported platform it brings substantial traffic and is the world’s most visited website after Google.com.

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YouTube is also the second largest search engine in the world, processing more than three billion searches a month. According to Pew Research, 73% of US adults use YouTube. Around 50% of US adults pay for or use a Netflix account. YouTube’s reach is immense. According to the Wall Street Journal, YouTube reaches more 24-49 year-old users than all cable channels combined.
While YouTube has had a positive impact on Alphabet’s earnings, it has also greatly benefited creators, with the number of channels earning six figures growing by 40% every year. Along with YouTube, we also have our eye on the potential growth opportunities that newcomer Discovery+ could bring to the streaming landscape. Discovery, Inc. has been facing headwinds due to cord cutting, and launching their own service could be the spark the company needs to reinvigorate their growth. We see Discovery’s focus on unscripted content as a unique offering when compared to the scripted content of other major streaming players which could allow
Discovery+ to sit comfortably alongside existing services. With cord cutting only anticipated to accelerate in the future, we like companies like Alphabet and Discovery, Inc. that offer unique streaming products that drive engagement and capitalize on digital entertainment.
Vaccine Update
Developing and distributing an effective vaccine to COVID-19 is a top priority for pharmaceutical companies such as Pfizer,
Moderna and Johnson & Johnson (JNJ). While the Pfizer and Moderna vaccines have been given emergency use authorization by the FDA, JNJ’s vaccine has not yet been approved. Even though JNJ’s vaccine is behind Pfizer’s and Moderna’s, it does present some clear advantages that could help it become the best vaccine option for many. JNJ’s vaccine only requires one dose compared to the two doses required for the Pfizer and Moderna vaccines. A one-dose vaccine will be much easier to distribute around the country in a reasonable amount of time compared to a two-dose vaccine which requires time to pass between each dose. Another significant benefit of JNJ’s vaccine is that it is expected to be stable at refrigerated temperatures of 35.6 to 46.4 degrees Fahrenheit.
Pfizer’s vaccine has more challenging storage needs and must be kept at minus 94 degrees Fahrenheit. This means that JNJ’s vaccine will not require new infrastructure to store and transport the vaccine. JNJ estimates that they will be able to produce enough doses to vaccinate 100 million Americans by April. Quick and effective vaccines for COVID-19 are needed to help protect the most vulnerable populations, such as those living and working in nursing homes. Data from early December indicates that about
40% of COVID-19 deaths in the US have been in nursing homes. Since JNJ’s vaccine requires fewer doses and can be more easily transported and stored than other vaccines, they may be the best option to treat this vulnerable group. It is estimated these vaccines will need to be taken every year due to the changing mutations. In time, as genetic testing improves, drugs will be better targeted to cure diseases. Today a company called OneOme, co-founded by the Mayo Clinic, offers pharmacogenomic solutions combining genome mapping and precision medicine testing. By building genetic databases specific drugs can be administered, improving the odds for favorable outcomes.
UnitedHealth Group Shows Resilience
The fourth quarter marked the end of a year that demonstrated UnitedHealth’s resilience to uncertainties as they were able to grow consistently throughout the year. Revenue for the company has increased every quarter for well over 10 years now as UnitedHealth has been able to keep operating at a high level despite economic disruptions like the financial crisis and the COVID-19 pandemic.
UnitedHealth ended the fiscal year with record revenue thanks to the strength of Optum, their information and technology-enabled health services segment. Management expects their cash flow generation will continue to grow and reach $20-$21 billion in 2021.
UnitedHealth has paid a consistent dividend for the last decade and with a payout ratio of just 30% the company has the flexibility to continue returning capital to shareholders.

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A MESSAGE TO OUR SHAREHOLDERS
December 31, 2020
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Property Casualty Insurance Seeing A Recovery
The fourth quarter marked an improvement during a tough year for insurance providers as high catastrophe losses and COVID-19 charges impacted profitability. According to Swiss Re, total insurance losses in 2020 were estimated to be $83 billion, making it the
5th costliest year since 1970. Notable catastrophe events during the quarter included the California wildfires, with losses estimated to be in the $7 billion to $13 billion range. The North Atlantic hurricane season saw 30 big storms lead to $20 billion in claims.
Swiss Re’s loss estimates do not include claims related to COVID-19, so total losses could be higher, though many insurers have pandemic-related exclusions in their contracts. Insurance companies have been trading at a discount due to investors’ fears of the impact of the pandemic, but these exclusions mean that the pandemic has had less of an impact than many investors expected.
Travelers, for example, saw their core income grow by 45% over the fourth quarter of 2020 thanks to lower catastrophe claims and an increase in market returns. Exclusions to COVID-related losses helped Travelers beat analyst estimates. The massive catastrophe losses during 2020 will be the driving force of higher pricing in 2021. Pricing in insurance renewals was favorable and is expected to remain positive into 2021. January 1st reinsurance renewals were reported in the 5%-7% range. The US has seen the largest increases, followed by Europe and Asia. Rising primary pricing, low interest rates and increased risk concerns around catastrophes and COVID-19 are driving renewal growth. Strong pricing and lower catastrophe losses compared to 2020 are expected to lead to better profitability going forward. We believe Berkshire Hathaway, Marsh & McLennan, Aon, AIG and Travelers will all benefit from this improved pricing as the worst economic pressures on top lines are likely in the past.
CVS Undervalued After Successful Turnaround
CVS Health Corp is the nation’s foremost integrated healthcare services provider. CVS finished 2020 at $68.30 with projected earnings of $7.45 per share and a $2.00 dividend. This gives them a price-to-earnings ratio of slightly over 9x with a dividend yield of 2.93%. New entries into the pharmacy market, such as PillPack from Amazon, have scared investors away despite CVS’s long history of success and institutional knowledge. Amazon’s approach has been more focused on mail order, not face-to-face, which is a strength of CVS. The same thing happened to grocers in 2017 when Amazon purchased Whole Foods, but over three years later grocers have yet to see much of an impact. Executing in highly competitive markets is often harder than anticipated. Meanwhile
CVS is preparing for the future with more vertical integration from the Aetna acquisition. While they dramatically increased their debt with the move, they brought on their CEO-in-waiting, Karen Lynch, while moving into the insurance space. We owned Aetna prior to the acquisition and have been following Karen Lynch for years. She takes over on February 1st and is expected to continue to expand the insurance division of CVS. In the interim, CVS will continue to pay down debt with their tremendous free cash flow, which is expected to break $10 billion in 2020. While they suspended share buybacks to pay down their debt from the Aetna acquisition, they are expected to hit their goal of 3x debt-to-cash flow sometime this year and could return significant value to shareholders as soon as 2022. All of CVS’s performance takes place in the backdrop of the COVID-19 pandemic. In 2020, they were the #1 testing site in the United States and have been working closely with the US government to help facilitate the vaccination of hundreds of millions of Americans in 2021. Nearly 70% of Americans live within 5 miles of a CVS, while over 85% live within 10 miles. Access to healthcare today is a major issue and CVS is determined to improve that access. 10,000 Americans turn 65 every day and it looks like the Biden administration wants to increase both Medicare and Medicaid coverage. With their near ubiquity, as well as their institutional experience delivering vaccines, CVS is likely to play a significant role in the vaccine rollout, exposing millions of new customers to the value CVS can provide. While the headlines might not be as exciting as those of a company like
Amazon, CVS has the potential to provide significant returns with the fundamentals to back it up.

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2020
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Performance Update

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A MESSAGE TO OUR SHAREHOLDERS
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Contributors to the period: Our outlook on a cross section of positions with a positive impact on the portfolio for the peri-
od ended 12/31/2020.
Bank of America Corp. (BAC)
Bank of America’s performance continued to be below 2019 levels as revenues have been pressured by low interest rates and expenses have been elevated due to COVID-related costs. However, performance improved sequentially in the second half of
2020. One area that has benefited during the pandemic is Bank of America’s digital usage. The company has seen over 2.3 billion quarterly digital banking logins. Over 70% of checks are now deposited digitally on the Bank of America platform. The company’s partnership payment service, Zelle, now has 12.2 million active users and their most recent data shows transfers are up 88%.
Management will continue to invest in the digital side of their business as they believe many users will prefer digital banking even after the pandemic has passed. Bank of America holds the #1 position in the US deposit market, with 85% of deposit transactions being made digitally.
Discovery, Inc. Series A (DISCA)
Revenue growth for Discovery slowed in 2020 due to reductions in TV advertising and cord-cutting, but future growth looks promising with the launch of their new streaming service Discovery+. Advertising currently makes up 50% of the company’s revenue so management is hoping that the launch of Discovery+ will begin to shift their revenue mix. Discovery currently has over 800 million monthly viewers around the world and has the #1 TV portfolio based on hours watched in the US. Management is confident that their service will be a good supplement to larger players like Disney+ and Netflix since Discovery+ will be the only major streaming service focused solely on unscripted content. Discovery expects 2021 to have the highest expenses for the streaming service due to the need to acquire new users, but expenses will decrease as the service scales. Along with investing in their digital offerings, Discovery generated over $3 billion in free cash flow this past year for a 7% free cash flow yield.
CAE, Inc. (CAE)
CAE is the global leader in training for civil and defense aviation. It is a much lower risk way to play the eventual turn in travel. Earlier in 2020, CAE suspended operations in over half their civil training facilities, however all previously suspended locations have now been re-opened. This provided a tremendous bargain price in their stock. Management stated that they are now seeing recoveries in training utilization, particularly in business aviation training. After the Boeing 737 problems, pilot training is emphasized to a much greater degree. Management is confident that they will be able to recover once global travel gets closer to pre-COVID levels.
Over 60% of CAE’s business comes from recurring business and long-term agreements with many airlines and defense forces. The company’s total backlog currently stands at over $8 billion.
Citigroup, Inc. (C)
Citigroup is selling for less than 80% of tangible book value. As stock buybacks resume, they are in a position to add tremendous value. A stronger global economy should lead to a reduction and further releasing of reserves and higher rates will benefit the record low net interest margin. Consensus estimates for Citigroup’s 2021 and 2022 earnings per share are $6.44 and $8.03, respectively. At nine times earnings the stock trades at a 60% discount to the market.
Detractors to the period: Our outlook on a cross section of portfolio positions with a negative return for the period ended
12/31/20:
Microsoft Corp. (MSFT)
One of the largest companies in the world by market capitalization, Microsoft has managed to continue to grow and thrive despite the pandemic. The stock returned over 40% in 2020 behind strong growth from their Office suite of products, cloud businesses and gaming. Their cloud computing service, Azure, grew 48% last quarter. The work-from-home movement helped increase demand for their products as it further accelerated the trend towards digitization. Microsoft has invested heavily in the gaming industry with their Xbox system and their recent acquisition of ZeniMax Media. The gaming industry is already larger than the film industry and the global sport sector combined and is projected to continue its explosive growth over the coming years. Despite their investments
Security % Assets
Mastercard , Inc., Class A 6.7%
UnitedHealth Group, Inc. 5.9%
Microsoft Corp. 5.2%
Medtronic PLC 4.1%
PepsiCo., Inc. 3.8%
Johnson & Johnson 3.3%
Philip Morris International 3.0%
Visa, Inc. 2.8%
Bank of New York Mellon Corp. 2.7%
Kroger Co. 2.6%

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2020
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Microsoft is still flexible with cash, cash equivalents and short-term investments of nearly $138 billion as of their most recent quarter.
Kroger Co. (KR)
Kroger is incredibly cheap compared to its peers. While Kroger’s price-to-earnings ratio is under 10, Walmart is over 20 and Target is over 25. In addition, Kroger’s dividend yield is substantially higher at 2.3% compared to Walmart’s 1.5% and Target’s 1.5%.
Kroger’s price is depressed despite a strong year as people shopped more due to stay-at-home orders. While many still view Kroger as a traditional brick-and-mortar grocer, they have been successfully digitizing their business and currently trail only Walmart in online grocery sales. They plan to open their first automated fulfillment center in early 2021. Kroger has also started ramping up their preparations for the rollout of the vaccines. As one of the leading distributers of the influenza vaccine, they have extensive experience and their 2,200 pharmacies and 220 clinics could prove vital in the effort to vaccinate hundreds of millions of Americans over the coming months.
Mastercard Inc. (MA)
While they are still below pre-COVID-19 expectations, Mastercard has continued to see purchases increase after the abrupt drop off in March. The hardest hit unit has been cross-border transactions which was down 36% last quarter. However, cross-border transactions are likely to rebound quickly once COVID-19 restrictions are lifted and business starts to return to normal. In the meantime, Mastercard has focused on returning value to shareholders while maintaining a flexible balance sheet. In the third quarter alone, they repurchased 6.5 million shares for $2.1 billion while still finishing the quarter with over $10 billion is cash and cash equivalents. Mastercard also announced a 10% dividend increase in December to $0.44 per share.
Merck & Co. (MRK)
Merck has the second largest research budget of the major pharmaceutical companies. Oncology sales continue to grow over 26%.
The company is refocusing on vaccines, hospital acute care, animal health and oncology. They are spinning off the biosimilars, woman’s health and legacy brands into a new company called Organon. Merck estimates that the pandemic has so far negatively impacted revenue by over $2 billion due to reduced access to health care providers and reduction in demand for some of their vaccines. Despite these headwinds, they are on track for full-year revenue growth and a robust oncology and virology pipeline.
Merck trades at a very cheap 13 times earnings, almost a 40% discount to the overall market. I first bought Merck in 1983 during the personal computer IPO frenzy where more than 30 personal computer companies went public. Over 90% failed to survive, yet
Merck with a heavy emphasis on R&D is still going strong.
In Closing
The recent speculation in markets is nothing new. Charles Mackay’s book Extraordinary Popular Delusions and the Madness of
Crowds published in 1841 was one of the first investment books I read back in the early 1980s. Human behavior, especially in groups, can be crazy at times. “Easy money” contributes to momentum that detaches from reality and underlying cash flows. We are always ready to take advantage of bargains that result from irrationality and forced liquidations resulting from excessive borrowed money. There is an old saying that “financial genius is leverage in an up market.” In declining markets leverage takes you out of the game fast. Back in 1999 internet mutual funds had doubled in a year and were out of business within three years. From 1995-2000 the Nasdaq climbed 456% but then crashed 80% to end up back where it started. Steep losses can really interrupt the compounding of returns. We see the same kind of downside in many story-stocks that have been riding momentum as the emphasis is on revenue growth to the exclusion of other value yardsticks. High prices and group behavior tend to attract a constituency that is often devoid of rational thought and behavior. We never lose sight of the power of the compounded return over long periods and the necessity of a persistent research effort to mitigate risk. If you drop 50% you need to recover 100% to break even and if you drop 90% you need to gain 1000% to break even. Although securities markets in the US have been good the past several years, they can have periods of flat performance like 1999-2009. During that decade, the S&P 500 returned a cumulative -4.27% while the Auxier Focus Fund returned a cumulative 83.67%. We tend to add the most value in those kinds of difficult periods.
We appreciate your trust.
Jeff Auxier

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2020
7
Fund returns (i) assume the reinvestment of all dividends and capital gain distributions and (ii) would have been lower during the period if certain fees and expenses had not been waived. Performance shown is for the Fund’s Investor Class shares; returns for other share classes will vary. Performance for Investor Class shares for periods prior to December
10, 2004 reflects performance of the applicable share class of Auxier Focus Fund, a series of Unified Series Trust (the
“Predecessor Fund”). Prior to January 3, 2003, the Predecessor Fund was a series of Ameriprime Funds. The performance of the Fund’s Investor Class shares for the period prior to December 10, 2004 reflects the expenses of the Predecessor Fund.
The Fund may invest in value and/or growth stocks. Investments in value stocks are subject to risk that their intrinsic value may never be realized and investments in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. In addition, the Fund may invest in mid-sized companies which generally carry greater risk than is customarily associated with larger companies. Moreover, if the Fund’s portfolio is overweighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. An increase in interest rates typically causes a fall in the value of a debt security (Fixed-Income Securities Risk) with corresponding changes to the Fund’s value.
Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.
The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on 500 market-
capitalization-weighted widely held common stocks. The Dow Jones Industrial Average is a price weighted index designed to represent the stock performance of large, well-known U.S. companies within the utilities industry. The S&P 500 Equal Weight
Index (EWI) is the equal-weight version of the widely used S&P 500. The index includes the same constituents as the capitalization weighted S&P 500, but each company in the S&P 500 EWI is allocated a fixed weight (0.2%) of the index total at each quarterly rebalance. The MSCI Emerging Market Index captures mid and large caps across more than two dozen emerging market countries.
The index is a float-adjusted market capitalization index and represents 13% of global market capitalization. The Russell 1000
Value Index refers to a composite of large and mid-cap companies located in the United States that also exhibit a value probability.
The Russell 1000 Value is published and maintained by FTSE Russell. The 60/40 Hybrid of S&P 500 and Bloomberg Barclays U.S.
Aggregate Bond Index is a blend of 60% S&P 500 Composite Index and 40% Barclays U.S. Aggregate Bond Index, as calculated by the adviser, and is not available for direct investment. The Baltic Dry Index (BDI) is a shipping and trade index created by the
London-based Baltic Exchange. It measures changes in the cost of transporting various raw materials, such as coal and steel. One cannot invest directly in an index or average.
Cash flow is the net amount of cash and cash-equivalents being transferred into and out of a business.
An initial public offering (IPO) refers to the process of offering shares of a private corporation to the public in a new stock issuance.
Free cash flow (FCF) represents the cash a company generates after accounting for cash outflows to support operations and maintain its capital assets.
The price-to-earnings ratio (P/E ratio) is the ratio for valuing a company that measures its current share price relative to its per-share earnings (EPS).
Free cash flow yield is a financial solvency ratio that compares the free cash flow per share a company is expected to earn against its market value per share. The ratio is calculated by taking the free cash flow per share divided by the current share price.
Earnings per share (EPS) is calculated as a company's profit divided by the outstanding shares of its common stock.
The dividend yield, expressed as a percentage, is a financial ratio (dividend/price) that shows how much a company pays out in dividends each year relative to its stock price
Book value is the value of a security or asset as entered in a company's books.
Nasdaq: The Nasdaq Composite Index is the market capitalization-weighted index of over 2,500 common equities listed on the
Nasdaq stock exchange.

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2020
8
The views in this shareholder letter were those of the Fund Manager as of the letter’s publication date and may not reflect his views on the date this letter is first distributed or anytime thereafter. These views are intended to assist readers in understanding the Fund’s investment methodology and do not constitute investment advice.

AUXIER FOCUS FUND
PERFORMANCE CHART AND ANALYSIS
December 31, 2020
9
The following chart reflects the change in the value of a hypothetical $10,000 investment in Investor Shares, including reinvested dividends and distributions, in the
Auxier Focus Fund (the “Fund”) compared with the performance of the benchmark, the S&P 500 Index (“S&P 500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the
Fund's classes includes the maximum sales charge of 5.75% (A Shares only) and operating expenses that reduce returns, while the total return of the S&P 500 does not include the effect of sales charges and expenses. A Shares are subject to a 1.00% contingent deferred sales charge on shares purchased without an initial sales charge and redeemed less than one year after purchase. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Investor Shares vs. S&P 500 Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares, A Shares and Institutional Shares are 1.10%, 1.51% and 1.10%, respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/
or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses) to 0.92%,
1.25% and 0.80% of the Investor Shares, A Shares and Institutional Shares, respectively, through October 31, 2021 (the “Expense Cap”). The Expense Cap may
be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the
Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual
Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. Shares redeemed or exchanged within 180 days of purchase will be charged a 2.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (877) 328-9437 or visit www.auxierasset.com.
Performance for Investor Shares for periods prior to December 10, 2004, reflects performance and expenses of Auxier Focus Fund, a series of Unified Series Trust
(the “Predecessor Fund”). Prior to January 3, 2003, the Predecessor Fund was a series of Ameriprime Funds.
Average Annual Total Returns
Periods Ended December 31, 2020 One Year Five Years Ten Years Since Inception
(1)
Investor Shares
6.03% 9.04% 8.79% 7.47%
S&P 500® Index (Since July 9, 1999)
18.40% 15.22% 13.88% 6.72%
A Shares (with sales charge)
(2)(3)
-0.38% 7.47% 8.00% 7.10%
Institutional Shares
(3)
6.16% 9.21% 8.97% 7.55%
(1)
Institutional, A Shares and Investor Shares commenced operations on May 9, 2012, July 8, 2005 and July 9, 1999, respectively.
(2)
Due to shareholder redemptions on August 21, 2005, net assets of the class were zero from the close of business on that date until September 22, 2005. Financial information presented for the period August 21, 2005 to September 22, 2005 reflects performance of Investor Shares of the Fund.
(3)
For Institutional Shares, performance for the 10-year and since inception periods are blended average annual returns which include the returns of the Investor Shares prior to commencement of operations of the
Institutional Shares. For A Shares, performance for the since inception period is a blended average annual return which includes the return of the Investor Shares prior to commencement of operations of the A Shares.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2020
10
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 97.9%
Communication Services - 0.8%
84,275 America Movil SAB de CV, ADR $ 1,225,358
3,719 Cisco Systems, Inc. 166,425
84,738 Telefonica SA, ADR 342,342
4,081 ViacomCBS, Inc., Class B 152,058
1,886,183
Consumer Cyclicals - 1.6%
1,241 Booking Holdings, Inc.
(a)
2,764,042
13,675 DR Horton, Inc. 942,481
3,706,523
Consumer Discretionary - 7.6%
140,588 Arcos Dorados Holdings, Inc., Class A 707,158
34,000 Becle SAB de CV 85,340
45,908 Comcast Corp., Class A 2,405,579
14,740 CVS Health Corp. 1,006,742
103,092 Discovery, Inc., Class A
(a)
3,102,038
4,641 Discovery, Inc., Class C
(a)
121,548
100 Domino's Pizza, Inc. 38,346
16,250 General Motors Co. 676,650
185,644 Lincoln Educational Services Corp.
(a)
1,206,686
17,725 Lowe's Cos., Inc. 2,845,040
4,756 McDonald's Corp. 1,020,542
52,302 Sally Beauty Holdings, Inc.
(a)
682,018
3,870 The Home Depot, Inc. 1,027,949
12,850 Walmart, Inc. 1,852,328
4,550 Yum China Holdings, Inc. 259,760
7,050 Yum! Brands, Inc. 765,348
17,803,072
Consumer Staples - 17.3%
65,455 Altria Group, Inc. 2,683,655
34,455 British American Tobacco PLC, ADR 1,291,718
13,200 Coca-Cola HBC AG, ADR
(a)
428,736
3,635 Diageo PLC, ADR 577,274
664 Lamb Weston Holdings, Inc. 52,283
50,327 Molson Coors Beverage Co., Class B 2,274,277
34,800 Monster Beverage Corp.
(a)
3,218,304
60,895 PepsiCo., Inc. 9,030,728
84,525 Philip Morris International, Inc. 6,997,825
51,280 Tesco PLC, ADR 495,872
51,300 The Coca-Cola Co. 2,813,292
195,126 The Kroger Co. 6,197,202
8,525 The Procter & Gamble Co. 1,186,169
59,421 Unilever PLC, ADR 3,586,652
40,833,987
Energy - 2.3%
136,810 BP PLC, ADR 2,807,341
7,430 Chevron Corp. 627,463
13,600 ConocoPhillips 543,864
7,800 Phillips 66 545,532
14,415 Valero Energy Corp. 815,457
5,339,657
Financials - 23.3%
53,260 Aflac, Inc. 2,368,472
49,495 American International Group, Inc. 1,873,881
2,480 Ameriprise Financial, Inc. 481,938
201,699 Bank of America Corp. 6,113,497
16,545 Berkshire Hathaway, Inc., Class B
(a)
3,836,289
61,374 Central Pacific Financial Corp. 1,166,720
25,975 Citigroup, Inc. 1,601,619
5,616 Colliers International Group, Inc. 500,554
132,268 Credit Suisse Group AG, ADR 1,693,030
5,616 FirstService Corp. 768,044
63,668 Franklin Resources, Inc. 1,591,063
Shares Security Description Value
Financials - 23.3% (continued)
2,025 Marsh & McLennan Cos., Inc. $ 236,925
44,325 Mastercard, Inc., Class A 15,821,366
1,100 PayPal Holdings, Inc.
(a)
257,620
150,625 The Bank of New York Mellon Corp. 6,392,525
18,918 The Travelers Cos., Inc. 2,655,520
3,200 U.S. Bancorp 149,088
15,249 Unum Group 349,812
30,600 Visa, Inc., Class A 6,693,138
6,200 Wells Fargo & Co. 187,116
54,738,217
Health Care - 27.0%
38,299 Abbott Laboratories 4,193,358
3,663 AbbVie, Inc. 392,490
2,900 Alkermes PLC
(a)
57,855
18,731 Anthem, Inc. 6,014,337
10,000 Becton Dickinson and Co. 2,502,200
10,250 Biogen, Inc.
(a)
2,509,815
13,990 Cigna Corp. 2,912,438
49,145 Johnson & Johnson 7,734,440
81,368 Medtronic PLC 9,531,448
73,249 Merck & Co., Inc. 5,991,768
7,282 Pfizer, Inc. 268,050
21,337 Quest Diagnostics, Inc. 2,542,730
39,676 UnitedHealth Group, Inc. 13,913,580
903 Viatris, Inc.
(a)
16,922
32,400 Zimmer Biomet Holdings, Inc. 4,992,516
63,573,947
Industrials - 4.7%
30,135 CAE, Inc. 835,945
1,240 Caterpillar, Inc. 225,705
120,491 Corning, Inc. 4,337,676
3,695 FedEx Corp. 959,296
27,582 Gates Industrial Corp. PLC
(a)
351,946
85,521 Manitex International, Inc.
(a)
441,288
26,850 Raytheon Technologies Corp. 1,920,044
2,780 The Boeing Co. 595,087
7,795 United Parcel Service, Inc., Class B 1,312,678
10,979,665
Information Technology - 9.1%
1,926 Alphabet, Inc., Class A
(a)
3,375,584
33,910 Cerner Corp. 2,661,257
18,775 Cognizant Technology Solutions Corp.,
Class A 1,538,611
3,155 Facebook, Inc., Class A
(a)
861,820
19,000 Forrester Research, Inc.
(a)
796,100
55,142 Microsoft Corp. 12,264,684
100 MSCI, Inc. 44,653
21,542,709
Materials - 3.8%
14,225 Celanese Corp., Class A 1,848,397
28,458 Corteva, Inc. 1,101,894
28,458 Dow, Inc. 1,579,419
28,458 DuPont de Nemours, Inc. 2,023,648
26,505 LyondellBasell Industries NV, Class A 2,429,448
4,980 The Mosaic Co. 114,590
9,097,396
Telecommunications - 0.1%
17,750 CenturyLink, Inc. 173,063
Transportation - 0.3%
3,110 Union Pacific Corp. 647,564
Total Common Stock (Cost $105,766,698) 230,321,983

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2020
11
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Principal
Security
Description Rate Maturity Value
Corporate Non-Convertible Bonds - 0.9%
Financials - 0.7%
$ 200,000 American
Express Co.
(callable at
100)
(b)(c)
3.50% 09/15/68 $ 195,174
500,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
4.63  11/01/22 496,832
500,000 The Goldman
Sachs Group,
Inc. (callable at
100)
(b)(c)
5.00  11/10/22 506,250
400,000 Truist Financial
Corp. (callable
at 100)
(b)(c)
5.13  06/15/49 429,500
1,627,756
Industrials - 0.2%
450,000 General
Electric Co.
(callable at
100)
(b)(c)
5.00  01/21/21 417,829
Total Corporate Non-Convertible Bonds (Cost
$2,000,431) 2,045,585
Investments, at value - 98.8% (Cost $107,767,129) $ 232,367,568
Other Assets & Liabilities, Net - 1.2% 2,843,387
Net Assets - 100.0% $ 235,210,955
ADR American Depositary Receipt
LIBOR London Interbank Offered Rate
PLC Public Limited Company
(a) Non-income producing security.
(b)
Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2020.
(c) Perpetual maturity security.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communication Services $ 1,886,183 $ – $ – $ 1,886,183
Consumer Cyclicals 3,706,523 – – 3,706,523
Consumer Discretionary 17,803,072 – – 17,803,072
Consumer Staples 40,833,987 – – 40,833,987
Energy 5,339,657 – – 5,339,657
Financials 54,738,217 – – 54,738,217
Health Care 63,573,947 – – 63,573,947
Industrials 10,979,665 – – 10,979,665
Information Technology 21,542,709 – – 21,542,709
Materials 9,097,396 – – 9,097,396
Telecommunications 173,063 – – 173,063
Transportation 647,564 – – 647,564
Corporate Non-
Convertible Bonds – 2,045,585 – 2,045,585
Investments at Value $ 230,321,983 $ 2,045,585 $ – $ 232,367,568
PORTFOLIO HOLDINGS
% of Total Net Assets
Communication Services 0.8%
Consumer Cyclicals 1.6%
Consumer Discretionary 7.6%
Consumer Staples 17.3%
Energy 2.3%
Financials 23.3%
Health Care 27.0%
Industrials 4.7%
Information Technology 9.1%
Materials 3.8%
Telecommunications 0.1%
Transportation 0.3%
Corporate Non-Convertible Bonds 0.9%
Other Assets & Liabilities, Net 1.2%
100.0%

AUXIER FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020
12
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $107,767,129) $ 232,367,568
Cash 2,939,254
Receivables:
Fund shares sold 10,828
Dividends and interest 413,751
Prepaid expenses 19,525
Total Assets
235,750,926
LIABILITIES
Payables:
Fund shares redeemed 252,312
Distributions payable 107,056
Accrued Liabilities:
Investment Adviser fees 119,515
Trustees’ fees and expenses 823
Fund services fees 26,114
Other expenses 34,151
Total Liabilities
539,971
NET ASSETS
$ 235,210,955
COMPONENTS OF NET ASSETS
Paid-in capital $ 111,084,205
Distributable earnings 124,126,750
NET ASSETS
$ 235,210,955
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 5,484,017
A Shares 129,773
Institutional Shares 4,260,437
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Investor Shares (based on net assets of $129,191,152) $ 23.56
A Shares (based on net assets of $3,120,919) $ 24.05
A Shares Maximum Public Offering Price Per Share (net asset value per share/(100%-5.75%)) $ 25.52
Institutional Shares (based on net assets of $102,898,884) $ 24.15

AUXIER FOCUS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2020
13
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $19,294) $ 2,306,699
Interest income 51,868
Total Investment Income
2,358,567
EXPENSES
Investment Adviser fees 878,170
Fund services fees 154,511
Transfer agent fees:
Investor Shares 27,114
A Shares 617
Institutional Shares 5,055
Distribution fees:
A Shares 3,690
Custodian fees 11,477
Registration fees:
Investor Shares 7,986
A Shares 2,314
Institutional Shares 8,134
Professional fees 25,737
Trustees' fees and expenses 4,890
Other expenses 89,446
Total Expenses 1,219,141
Fees waived
(253,435)
Net Expenses
965,706
NET INVESTMENT INCOME
1,392,861
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
(501,458)
Foreign currency transactions
10
Net realized loss
(501,448)
Net change in unrealized appreciation (depreciation) on investments
36,043,962
NET REALIZED AND UNREALIZED GAIN
35,542,514
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 36,935,375

AUXIER FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
14
See Notes to Financial Statements.
For the Six Months
Ended
December 31, 2020
For the Year
Ended
June 30, 2020
OPERATIONS Shares Shares
Net investment income $ 1,392,861 $ 3,146,015
Net realized gain (loss) (501,448) 3,957,269
Net change in unrealized appreciation (depreciation) 36,043,962 (15,070,059)
Increase (Decrease) in Net Assets Resulting from
Operations
36,935,375 (7,966,775)
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (3,012,681) (8,128,004)
A Shares (59,813) (151,099)
Institutional Shares (2,336,853) (5,663,780)
Total Distributions Paid
(5,409,347) (13,942,883)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 1,995,905 89,922 6,856,973 326,470
A Shares – – 338,878 16,867
Institutional Shares 1,972,791 86,372 11,009,653 484,969
Reinvestment of distributions:
Investor Shares 2,896,793 123,711 7,658,790 336,765
A Shares 57,709 2,423 146,537 6,342
Institutional Shares 2,260,120 94,164 5,465,117 234,913
Redemption of shares:
Investor Shares (6,910,628) (311,458) (25,909,544) (1,258,506)
A Shares (134,463) (6,065) (146,650) (7,145)
Institutional Shares (3,137,948) (139,875) (10,458,283) (486,997)
Redemption fees:
Investor Shares
986
–
8,095
–
A Shares
20
–
163
–
Institutional Shares
735
–
5,838
–
Decrease in Net Assets from Capital Share Transactions (997,980) (60,806) (5,024,433) (346,322)
Increase (Decrease) in Net Assets 30,528,048 (26,934,091)
NET ASSETS
Beginning of Period
204,682,907 231,616,998
End of Period
$ 235,210,955 $ 204,682,907

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
15
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
December 31,
2020
For the Years Ended June 30,
2020 2019 2018 2017 2016
INVESTOR SHARES
NET ASSET VALUE, Beginning of
Period
$ 20.39 $ 22.34 $ 22.25 $ 21.95 $ 19.69 $ 20.50
INVESTMENT OPERATIONS
Net investment income (a) 0.13 0.29 0.28 0.26 0.23 0.21
Net realized and unrealized gain
(loss)
3.60 (0.87) 1.18 1.28 2.59 0.08
Total from Investment Operations
3.73 (0.58) 1.46 1.54 2.82 0.29
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.30) (0.29) (0.30) (0.25) (0.23) (0.20)
Net realized gain
(0.26) (1.08) (1.07) (0.99) (0.33) (0.90)
Total Distributions to Shareholders
(0.56) (1.37) (1.37) (1.24) (0.56) (1.10)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 23.56 $ 20.39 $ 22.34 $ 22.25 $ 21.95 $ 19.69
TOTAL RETURN
18.31%(c) (3.17)% 7.08% 6.97% 14.55% 1.58%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 129,191 $ 113,810 $ 137,995 $ 161,032 $ 185,363 $ 203,921
Ratios to Average Net Assets:
Net investment income 1.21%(d) 1.34% 1.25% 1.14% 1.11% 1.10%
Net expenses 0.93%(d) 0.95% 0.98% 0.98% 1.03% 1.14%
Gross expenses (e) 1.10%(d) 1.10% 1.11% 1.10% 1.16% 1.30%
PORTFOLIO TURNOVER RATE 0%(c) 2% 3% 3% 5% 6%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
16
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
December 31,
2020
For the Years Ended June 30,
2020 2019 2018 2017 2016
A SHARES SHARES
NET ASSET VALUE, Beginning of
Period
$ 20.76 $ 22.70 $ 22.56 $ 22.23 $ 19.90 $ 20.64
INVESTMENT OPERATIONS
Net investment income (a) 0.10 0.23 0.22 0.20 0.19 0.19
Net realized and unrealized gain
(loss)
3.66 (0.89) 1.21 1.29 2.61 0.09
Total from Investment Operations
3.76 (0.66) 1.43 1.49 2.80 0.28
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.21) (0.20) (0.22) (0.17) (0.14) (0.12)
Net realized gain
(0.26) (1.08) (1.07) (0.99) (0.33) (0.90)
Total Distributions to Shareholders
(0.47) (1.28) (1.29) (1.16) (0.47) (1.02)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 24.05 $ 20.76 $ 22.70 $ 22.56 $ 22.23 $ 19.90
TOTAL RETURN(c)
18.12%(d) (3.47)% 6.80% 6.68% 14.28% 1.49%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 3,121 $ 2,770 $ 2,664 $ 2,782 $ 2,797 $ 2,698
Ratios to Average Net Assets:
Net investment income 0.90%(e) 1.06% 0.98% 0.87% 0.91% 0.94%
Net expenses 1.25%(e) 1.25% 1.25% 1.25% 1.25% 1.25%
Gross expenses (f) 1.52%(e) 1.51% 1.53% 1.44% 1.54% 1.61%
PORTFOLIO TURNOVER RATE 0%(d) 2% 3% 3% 5% 6%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Total Return does not include the effect of front end sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
17
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
December 31,
2020
For the Years Ended June 30,
2020 2019 2018 2017 2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 20.88 $ 22.81 $ 22.66 $ 22.29 $ 19.96 $ 20.74
INVESTMENT OPERATIONS
Net investment income (a) 0.15 0.33 0.33 0.31 0.28 0.25
Net realized and unrealized gain
(loss)
3.68 (0.88) 1.19 1.30 2.61 0.08
Total from Investment Operations
3.83 (0.55) 1.52 1.61 2.89 0.33
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.30) (0.30) (0.30) (0.25) (0.23) (0.21)
Net realized gain
(0.26) (1.08) (1.07) (0.99) (0.33) (0.90)
Total Distributions to Shareholders
(0.56) (1.38) (1.37) (1.24) (0.56) (1.11)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 24.15 $ 20.88 $ 22.81 $ 22.66 $ 22.29 $ 19.96
TOTAL RETURN
18.36%(c) (3.00)% 7.24% 7.20% 14.72% 1.74%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 102,899 $ 88,103 $ 90,958 $ 71,644 $ 59,518 $ 42,969
Ratios to Average Net Assets:
Net investment income 1.35%(d) 1.51% 1.43% 1.34% 1.32% 1.27%
Net expenses 0.80%(d) 0.80% 0.80% 0.80% 0.86% 1.00%
Gross expenses (e) 1.10%(d) 1.10% 1.10% 1.10% 1.16% 1.31%
PORTFOLIO TURNOVER RATE 0%(c) 2% 3% 3% 5% 6%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2020
18
Organization
The Auxier Focus Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value.
The Fund currently offers three classes of shares: Investor Shares, A Shares and Institutional Shares. A Shares are offered at net asset value plus a maximum sales charge of 5.75%. A Shares are also subject to contingent deferred sales charge (“CDSC”) of 1.00% on purchases without an initial sales charge and redeemed less than one year after they are purchased. Investor Shares and Institutional
Shares are not subject to a sales charge. Investor Shares, A Shares and Institutional Shares commenced operations on July 9, 1999,
July 8, 2005 and May 9, 2012, respectively. The Fund’s investment objective is to provide long-term capital appreciation.
Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity.
Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”)
if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2020
19
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2020, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of
2.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2020
20
the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of December 31, 2020, the Fund had $2,698,254 at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Fees and Expenses
Investment Adviser – Auxier Asset Management LLC (the “Adviser”) is the investment Adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.80%
of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund
Services) (“Apex”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for A Shares of the Fund in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of A Shares. The Distributor has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.
For the period ended December 31, 2020 , there were no front-end sales charges assessed on the sale of A Shares and no contingent deferred sales charges were assessed on the sale of A Shares.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $31,000 ($41,000 for the Chairman), and the Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special
Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses ) to 0.92%, 1.25% and 0.80% of the Investor Shares, A Shares and Institutional
Shares, respectively , through at least October 31, 2021. Prior to November 1, 2020, the expense cap for Investor Shares was 0.94%
of average daily assets. These contractual waivers may only be raised or eliminated with consent of the Board. Other fund service providers have voluntarily agreed to waive a portion of their fees. These voluntary reductions may be reduced or eliminated at any time. For the period ended December 31, 2020 , the fees waived and expenses reimbursed were as follows:

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2020
21
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or
(ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31, 2020 , $939,041 is subject to recapture by the Adviser. Other Waivers are not eligible for recoupment.
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended December 31, 2020 , totaled $1,272,284 and $870,010 .
Federal Income Tax
As of December 31, 2020 , cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
As of June 30, 2020, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to wash sales and equity return of capital.
Subsequent Events
The global outbreak of the COVID-19 virus has caused negative effects on many companies, sectors, countries, regions, and financial markets in general, and uncertainty exists as to its long-term implications. The effects of the pandemic may adversely impact the Fund's assets and performance. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 109,770 $ 98,851 $ 44,814 $ 253,435
Gross Unrealized Appreciation $ 133,310,262
Gross Unrealized Depreciation (8,709,823)
Net Unrealized Appreciation $ 124,600,439
Undistributed Ordinary Income
$ 1,498,733
Undistributed Long-Term Gain
2,495,852
Unrealized Appreciation
88,606,137
Total
$ 92,600,722

AUXIER FOCUS FUND
ADDITIONAL INFORMATION
December 31, 2020
22
Investment Advisory Agreement Approval
At the December 11, 2020 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator, Apex Fund Services. During its deliberations, the Board received an oral presentation from the Adviser, and was advised by Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and net expense ratio of the Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from a senior representative of the Adviser, and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the
Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser providing services to the Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Fund, and that the Adviser has the operational capability and the necessary staffing and experience to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its primary benchmark index. The Board observed that the Fund underperformed the S&P 500 Index, the
Fund’s primary benchmark index, for the one-, three-, five-, and 10-year periods ended September 30, 2020, and outperformed the benchmark for the period since the Fund’s inception on July 9, 1999. The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Broadridge Financial Solutions, Inc. (“ Broadridge ”) as having characteristics similar to the Fund. The Board observed that the Fund underperformed the median of its Broadridge peer group for the one-, three-, and five-year periods ended September 30, 2020. The Board noted the Adviser’s representation that the Fund’s underperformance relative to the benchmark index could be attributed, in part, to the Adviser’s conservative approach to asset allocation, which tends to underperform the benchmark index during years of upward trending markets, and to the Fund’s material cash position, which is designed to result in preservation of capital in all markets. The Board noted the Adviser’s representation that the Fund seeks capital appreciation over the long-term and that, in the Adviser’s view, the Fund executed its investment objective without taking on undue risk, as evidenced by the Fund having outperformed its benchmark index since its inception on both a cumulative and average annual basis. Based on the Adviser’s investment style and the foregoing performance information, among other applicable considerations, the Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.

AUXIER FOCUS FUND
ADDITIONAL INFORMATION
December 31, 2020
23
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and net expense ratios in the Fund’s Broadridge peer group. The Board noted that the Adviser’s actual advisory fee rate and the Fund’s actual total expenses were each higher than the median of its Broadridge peer group, though the
Board noted that the actual advisory fee rates and actual total expense ratios for each of the Broadridge peers, including the Fund, were closely aligned. The Board also noted the Adviser’s representation that it had lowered the contractual advisory fee and the expense caps applicable to certain classes of shares within the last several years, including a lowering of the expense cap for the
Investor Class shares in September 2019 and again in September 2020. Based on the foregoing and other relevant factors, the Board concluded that the Adviser’s advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the
Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of costs and profitability. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable in the context of all factors considered.
Economies of Scale
The Board considered whether the Fund would benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board noted the Adviser’s representation that the Fund could potentially benefit from economies of scale at higher asset levels but that, in light of the Fund’s current asset levels and because the Adviser was already waiving a portion of its contractual advisory fee in order to keep the Fund’s expenses at or below the agree-upon expense cap, the
Adviser was not proposing breakpoints in the advisory fee at this time. The Board also observed that the Adviser had lowered the contractual advisory fee and expense caps applicable to certain classes of shares within the last several fiscal years. Based on the foregoing information and other applicable considerations, and in light of the size of the Fund, the Board determined that the asset level of the Fund was not consistent with the existence of material economies of scale .
Other Benefits
The Board noted the Adviser’s representa tion that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the
Adviser from its relationship with the Fund were not a material factor in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the
Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory
Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity
Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund's investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the

AUXIER FOCUS FUND
ADDITIONAL INFORMATION
December 31, 2020
24
program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period
June 1, 2019 through June 30, 2020 in order to prepare a written report to the Board for review at its meeting held on September
11, 2020.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. The report also reviewed the changes to the Program since its inception. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (877) 328-9437 and on the SEC’s website at www.sec.gov.
The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 328-9437 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, redemption fees, exchange fees and CDSC fees, and (2) ongoing costs, including management fees,
12b-1 fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July
1, 2020 through December 31, 2020.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

AUXIER FOCUS FUND
ADDITIONAL INFORMATION
December 31, 2020
25
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments on certain classes, redemption fees, exchange fees, and CDSC fees.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account Value
July 1, 2020
Ending
Account Value
December 31, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Investor Shares
Actual $ 1,000.00 $ 1,183.09 $ 5.12 0.93%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.52 $ 4.74 0.93%
A Shares
Actual $ 1,000.00 $ 1,181.24 $ 6.87 1.25%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.90 $ 6.36 1.25%
Institutional Shares
Actual $ 1,000.00 $ 1,183.59 $ 4.40 0.80%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,021.17 $ 4.08 0.80%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

AUXIER FOCUS FUND
FOR MORE INFORMATION
P.O. Box 588
Portland, Maine 04112
(877) 3AUXIER
(877) 328-9437
INVESTMENT ADVISER
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.theapexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
204-SAR-1220

SEMI-ANNUAL REPORT
(Unaudited)
DECEMBER 31, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commis-
sion, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by contacting the Funds at (866) 233-3368, dfdent.ta@
apexfs.com, or by contacting your financial intermediary directly.
You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the
Funds at (866) 233-3368, dfdent.ta@apexfs.com, or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all funds held with DF Dent Growth Funds.

DF DENT GROWTH FUNDS
TABLE OF CONTENTS
DECEMBER 31, 2020
DF Dent Growth Funds
Performance 1
DF Dent Premier Growth Fund
A Message to Our Shareholders 2
Management Discussion of Fund Performance 8
Performance Chart and Analysis 14
Schedule of Investments 15
Statement of Assets and Liabilities 17
Statement of Operations 18
Statements of Changes in Net Assets 19
Financial Highlights 20
DF Dent Midcap Growth Fund
Performance Chart and Analysis 21
Schedule of Investments 23
Statement of Assets and Liabilities 25
Statement of Operations 26
Statements of Changes in Net Assets 27
Financial Highlights 28
DF Dent Small Cap Growth Fund
Performance Chart and Analysis 30
Schedule of Investments 32
Statement of Assets and Liabilities 34
Statement of Operations 35
Statements of Changes in Net Assets 36
Financial Highlights 37
DF Dent Growth Funds
Notes to Financial Statements 39
Additional Information 45

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
PERFORMANCE
DECEMBER 31, 2020
Performance for the three DF Dent Growth Funds (for periods ending 12/31/2020) is detailed in the table below.
N/A - Periods which exceed the life of the particular fund.
1
Institutional Shares commenced operations on November 29, 2017. Performance for the five year and since inception periods are a blended average annual return, which include the returns of the Investor Shares prior to the commencement of the Institutional Shares. Cumulative performance reflects a blended return, too.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (866) 233-3368. Returns greater than one year are annualized, except cumulative returns.
DF Dent
Premier Growth Fund
DF Dent
Midcap Growth Fund
Institutional Shares
1
DF Dent
Small Cap Growth Fund
Institutional Shares
1
Benchmark S&P 500 Index Russell Midcap Growth Index Russell 2000 Growth Index
6 Months
Fund + 19.25% + 20.89% + 29.36%
Benchmark + 22.16% + 30.18% + 38.88%
Fund vs Benchmark - 2.91% - 9.29% - 9.52%
12 Months
Fund + 28.33% + 30.57% + 34.78%
Benchmark + 18.40% + 35.59% + 34.63%
Fund vs Benchmark + 9.93% - 5.02% + 0.15%
3 Years
Fund + 23.15% + 22.34% + 21.95%
Benchmark + 14.18% + 20.50% + 16.20%
Fund vs Benchmark + 8.97% + 1.84% + 5.75%
5 Years
Fund + 20.33% + 20.15% + 19.54%
Benchmark + 15.22% + 18.66% + 16.36%
Fund vs Benchmark + 5.11% + 1.49% + 3.18%
10 Years
Fund + 15.65% N/A N/A
Benchmark + 13.88% N/A N/A
Fund vs Benchmark + 1.77% N/A N/A
Since Inception
Fund + 10.89% + 16.24% + 14.54%
Benchmark + 8.16% + 14.59% + 12.82%
Fund vs Benchmark + 2.73% + 1.65% + 1.72%
Cumulative Since Inception
Fund + 647.21% + 317.81% + 164.54%
Benchmark + 360.56% + 264.82% + 137.37%
Fund vs Benchmark + 286.65% + 52.99% + 27.17%
Inception Date 07/16/2001 07/01/2011 11/01/2013

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2020
Dear Fellow Shareholders,
The DF Dent Premier Growth Fund’s (the “Fund”) total return in 2020 of +28.33% followed a return of +42.90% in
2019. Consequently, the excess return of +9.93% over the S & P 500 (the Index) in 2020 increased the excess total annual return over the 19-year life of the Fund from +2.37% last year to +2.73% as of 12/31/2020. Your
Fund’s assets grew from $247.4 million on 12/31/2019 to $405.0 million on 12/31/2020.
2020 in Review
The health and economic impact of COVID-19 caused a severe market sell off in March 2020 followed by a dramatic reversal as the markets responded positively to the CARES Act and monetary stimulus in the second calendar quarter. Largely due to the underlying quality of its company holdings, your Fund declined less than the market during the downdraft and outperformed on the way back up (positive market capture during both the down and up phases). Consequently, at mid-year, your Fund was up +7.61% compared to the Index’s return of
-3.08%.
The positive efficacy and safety data of multiple vaccines in November along with the prospect of the “reopening”
of the economy improved investor sentiment as the equity market strengthened in the last two months of the year. This benefited those stocks which had been most heavily impacted and performed poorly during the pandemic outbreak. Your Fund’s performance lagged during this recovery, in part because, as explained above, it had not declined as much as the market during the first half of the year. Low quality stocks outperformed higher quality stocks, which is an environment in which we would expect your Fund to underperform. Even still, your Fund finished the year at all-time highs.
Expense Ratio Reduction
Prior to the 11/1/2019 Prospectus, your Fund’s Adviser, D.F. Dent and Company, had agreed to maintain your Fund’s expense ratio at a net 1.10% on the first $150 million of net assets and 0.90% on net assets exceeding $150 million by reimbursing expenses and waiving management fees. Effective 11/1/2019, your
Fund’s Adviser agreed to cap the expense ratio at 0.99% by further reimbursing expenses and waiving a portion of its management fees. Since your Fund’s inception, that was the third voluntary reduction in the expense ratio reflective of the growth in Fund assets. Your 2020 expense ratio of 0.99% was the lowest in the Fund’s history as we passed on to shareholders the economies of scale resulting from the Fund’s growth in assets under management.
Brokerage trading commissions were once again less than $.01 per share of the Fund for the entire year of
2020.
Portfolio Turnover
For the calendar year 2020, portfolio turnover was 27.6%, somewhat higher than the 16.6% average for the life of your Fund. Portfolio turnover was slightly higher this year given the volatility in the market. We stress-tested all of our stocks during the pandemic, which led us to exit some positions. We used market weakness in the first

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2020
half of the year to add to existing holdings and initiate new ones, and strength in the second half of the year to trim some stocks as their valuations increased. There is no numerical target for Fund turnover as it is the result of portfolio management decisions. However, average portfolio turnover still remains well below your Fund’s peer group average of about 60%. Low turnover is another factor in keeping expenses down.
2020 Strategic Themes
As described further within the Trends and Strategies section of the Management Discussion and Financial
Performance, two strategic themes contributed heavily to your Fund’s 2020 performance results. Both these themes were in place at the beginning of 2020 but benefited greatly from the COVID-19 pandemic.
1. Cloud-based software
DF Dent recognized the prevalence of software in our daily lives and throughout the economy many years ago. Entertainment, work place, home, travel and transportation- very little goes on without being facilitated by software. It is ubiquitous and pervasive.
Cloud-based software as a service (SaaS) has become the preferred means of delivering software.
This has created a number of niche markets which did not exist before.
Entrepreneurs recognized this opportunity and jumped in. These entrepreneurs are a somewhat different breed, not being overly worried about short-term earnings but very driven to dominate their specific niches.
Your Fund has positions in the following companies in these niche markets:
Atlassian Corp.- Collaborative software
BlackLine- Business accounting software
Crowdstrike and Qualys- Cyber security
Guidewire Software- Property and casualty insurance software
Okta- Identity management
Twilio- B to B and B to C interactive software
Veeva– Business solutions for the life sciences industry vertical

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2020
These companies are some of the fastest growing investments in the Fund and generated some of the highest returns in 2020 as analyzed in the Management Discussion of Fund Performance Section of this report beginning on page 8.
2. Life Sciences
The mapping of the human genome along with DNA sequencing are viewed by your Adviser as a long-
term “game changer” in medicine.
Discovery of genetic mutations and the predisposition to certain diseases has unlocked some of the mysteries in medicine, and researchers are on the forefront of further discoveries in this field.
Your Fund has been a long-term investor in Bio-Techne, a supplier of assays and reagents consumed in genomic research. This past year your Adviser built up positions in Thermo Fisher and Danaher, increasing the commitment in life sciences.
These companies were especially well positioned to address the global research efforts to develop testing for COVID-19 and the search for vaccines. Earnings of all three companies exceeded expectations, and each appreciated more than 43% in the Fund in 2020.
Asset Allocation*
*
Percentage calculated based on total value of investments for the period ended December 31, 2020.
From the Fund’s inception (07/16/2001) through 06/30/2015, your Adviser used a market capitalization range of $1.5 to $7.0 billion to define mid-capitalization companies, with companies below and above this range representing small and large caps respectively. On 11/01/2015 we adjusted the ranges upwards to reflect the overall increase of market capitalization levels over the prior 14 years so that the market capitalization range of mid-cap became $3.0 to $12.0 billion, thereby defining companies below and above this range as small and large, respectively.
Beginning with the 11/1/2019 Prospectus, the Fund further increased the ceiling of the mid-cap range to
$20.0 billion, making the mid-cap range $3.0 to $20.0 billion and defining small and large cap below and above this range. Since seven companies in the Fund have market capitalizations exceeding $100.0 billion, we have divided the previous Large Cap into two categories: Mega Cap for companies with market capitalizations over
Mega Capitalization 24.50%
Large Capitalization 44.32%
Mid Capitalization 29.12%
Small Capitalization 1.51%
Reserve Funds 0.55%
Total Fund 100.00%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2020
$100.0 billion and Large Cap for those companies with market capitalizations in the $20.0 to $100.0 billion range.
New Positions in the Portfolio
CrowdStrike Holdings, Inc. (CRWD) is an endpoint security company with a cloud-native platform that delivers multiple cybersecurity services used to stop breaches, including after they have occurred. The company leverages crowdsourced data and Artificial Intelligence (AI)-enabled cloud analytics to stop threats. CRWD’s technology-driven competitive advantage is further amplified by data-driven network effects. CRWD is well-positioned to take share from legacy endpoint protection vendors as digital transformation is forcing organizations to move away from perimeter-based, siloed security solutions toward cloud-based platform solutions. CRWD’s management team has done an admirable job of steadily building CRWD’s brand and reputation, expanding its total addressable market through the addition of new modules, and maintaining the focus on defeating the cyber “adversary.” We believe
CRWD can compound its earnings and free cash flow at a high rate for a long period of time.
Guidewire Software, Inc. (GWRE) is a provider of software tailored for the global property and casualty
(P&C) insurance industry. The P&C industry is experiencing relatively rapid technological change with respect to distribution, underwriting, and claims. GWRE’s mission is to help its clients successfully make that transition. This technological change is forcing P&C companies to switch from their legacy systems to new systems. GWRE has the leading core operating system in the space and is reaping the benefits of this secular tailwind. We expect GWRE to continue gaining market share by signing new clients to its core product and building and acquiring additional systems and modules to sell to existing customers. We believe that GWRE’s has strong revenue growth prospects going forward.
Qualcomm, Inc. (QCOM) is a leader in the design and marketing of semiconductors for smartphones and other connected devices. We have long respected the management team, and QCOM enjoys a substantial moat around its business, which consists of intellectual property investments and deep industry relationships. Over the next few years, we expect earnings will grow driven by adoption of higher-priced 5G cellular modems and opportunities in new markets. 5G technology promises to expand cellular connectivity beyond mobile phones into new adjacent markets like automotive, connected laptops, and Internet of Things (IoT), which should serve to expand QCOM’s total addressable market.
Additionally, the resolution of recent customer disputes and anti-trust investigations reinforces our longer-term conviction in the business, and in our view helps de-risk QCOM as a stock.
Market Outlook
In your most recent Annual Report (06/30/2020), your Adviser cautioned investors of the risk inherent within the “crowded trade” of what had become known as the FANG stocks (Facebook, Amazon, Netflix, and Google).
A graph on page 4 showed how these stocks had outperformed the S&P 500 Index while the Index without these stocks had essentially flat lined for the past five years ending June 30, 2020. These four stocks plus
Apple made up the S&P 5, which peaked in early September. While the S&P 5 has declined since its peak on

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2020
September 2, 2020 the S&P 495 ( the Index minus the S&P 5 ) is up over 15% from September 2, 2020 to
December 31, 2020 (source: Bank Credit Analyst).
As we look ahead, we are somewhat cautious given that the market has had a tremendous run over the last decade, with the most recent two years returning more than 55% for the S&P 500 and nearly 90% for the
Russell 3000 Growth Index. We anticipate that news should be incrementally more positive than negative for the first part of 2021, so the market may have a slight upside bias. The improvement in overall market breadth since the election and positive vaccine announcements would seem consistent with such an outlook. With bond rates so low, investors are likely to continue to look to other asset classes for returns. The dividend yield on the
S&P 500 remains well above the yield on the 10-year treasury. Even with the likelihood of more muted returns in the equity markets, stocks continue to provide an attractive alternative versus fixed income. In fact a new acronym in investors’ equity lexicon is “TINA” - There Is No Alternative.
While the trend may continue upward in 2021, any substantial gains may be borrowing from future returns.
Significant risks remain. The issues of higher interest rates, higher taxes, inflation, the durability and effectiveness of the vaccine, and elevated unemployment may weigh on the market. While earnings growth is expected to be strong in 2021, many companies are still only getting back to 2019 levels. Valuations appear elevated by historic measures, even taking into account low interest rates. As such, we suspect earnings growth will be the more important factor to move stocks higher.
Additionally, as noted, a handful of mega-cap technology stocks account for a disproportionate percentage of major market indices, and the performance of the indices will depend heavily on the performance of those stocks. Having done very well for the past several years, those stocks may be poised for a pause. Both of these factors lead us to believe that stock selection will be much more important going forward than in the past few years when investing in indices broadly has led to solid gains. We believe that our process of in-depth company research and stock picking are well suited to such a market.
While predicting market movements in the near term or anticipating tail risk events is difficult, at best, and a fool’s errand, at worst, one of the many benefits of having an experienced investment team is the perspective that it provides us in times of uncertainty. While we fortunately had not lived through a global pandemic prior to 2020, members of our investment team have lived through many crises and their aftermath, including the
Savings & Loan crisis of the 1980s, the dot-com boom and bust of the late ‘90s and early 2000s, the September
11th terrorist attacks, and the Global Financial Crisis, amongst others. This provides perspective and it teaches patience, persistence, and perseverance. It helps reminds us that exogenous factors will continue to shock markets over time. Rather than attempt to predict them, we have learned to maintain composure in the face of crises, and most importantly to stick to our process. We have learned to assess risk and reward and the probability of future events in order to frame our investment approach. As we have in the past, we will aim to use the many lessons learned throughout 2020 to make us better investors going forward.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
DECEMBER 31, 2020
We welcome the past year’s new investors and appreciate the loyalty of our long-term shareholders. We will continue to work diligently to earn your trust.
Respectively Submitted,
IMPORTANT INFORMATION:
Investing involves risks, including the possible loss of principal. The DF Dent Premier Growth Fund (“Premier
Fund”) may invest in small and medium size companies. Investments in these companies, especially smaller companies, carry greater risk than is customarily associated with larger companies for various reasons such as increased volatility of earnings and prospects, narrower markets, limited financial resources and less liquid stock. The Premier Fund will typically invest in the securities of fewer issuers. If the Premier Fund’s portfolio is over weighted in a sector, any negative development affecting that sector will have a greater impact on the
Premier Fund than a fund that is not over weighted in that sector.
The DF Dent Midcap Growth Fund (“Midcap Fund”) also invests in small and medium size companies. With non-diversification risk, the Midcap Fund will typically invest in securities of a small group of issuers, which exposes the Midcap Fund to greater market risk. Investing in American Depositary Receipts (ADRs) carries risks of political and financial instability, less liquidity and greater volatility, as well as risks associated with the lack of reliable accounting and financial information. The Midcap Fund is also subject to other risks, such as Real
Estate Investment Trusts (REIT) risk with possible real estate market declines, which are detailed in the Midcap
Fund’s prospectus.
The DF Dent Small Cap Growth Fund (“Small Cap Fund”) invests in small size companies, which carry greater risk than is customarily associated with larger, more established companies. With non-diversification risk, the
Small Cap Fund will typically invest in securities of a small group of issuers, which exposes the Small Cap Fund to greater market risk. Investing in ADRs carries risks of political and financial instability, less liquidity and greater volatility, as well as risks associated with the lack of reliable accounting and financial information. The
Small Cap Fund is also subject to other risks, such as REIT risk with possible real estate market declines, which are detailed in the Small Cap Fund’s prospectus.
Daniel F. Dent Bruce L. Kennedy Matthew F. Dent

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
DECEMBER 31, 2020
Recent Performance
For the year ending December 31, 2020, the DF Dent Premier Growth Fund (the “Fund”) experienced a total return of +28.33% versus a total return of +18.40% for the S&P 500 Index (the “Index”), the benchmark we use for performance comparisons. Performance versus the Index for various periods ending December 31, 2020 was as follows:
Past performance is not indicative of future performance.
The US stock markets and your Fund were influenced by two seminal events in 2020:
Realization late in the first quarter of the severity of the COVID-19 pandemic upon world health and its impact upon the world economies.
Optimism in the fourth quarter of the reopening of these economies with the approval of new vaccines to control the pandemic.
The Fund was well positioned during the first half of the year, outperforming the Index by over 10% largely because of its positions in Life Sciences companies which discover and supply “tools” used in the research to develop and produce therapeutics and vaccines. Also, the Fund’s holdings of cloud-based software companies in many cases benefited from the work from home (WFH) shift within the economy. These companies performed well over the course of the year.
As observed in the above table, the Fund underperformed in the second half of 2020 because of its underweighting in the FANG stocks (Facebook, Amazon, Netflix, and Google) as well as Apple and Microsoft through August, which dominated the weighting and performance of the Index through August. The hope for reopening of the economy benefited the more cyclical stocks versus growth stocks in the last two months of the year. The Fund’s return of +19.25% in the final six months of the year was not enough to beat the Index, which returned 22.16%
during the same period.
Period Ending 12/31/2020
DF Dent
Premier Growth Fund S&P 500 Index
Outperformance
(Underperformance)
Six Months + 19.25% + 22.16% - 2.91%
Twelve Months + 28.33% + 18.40% + 9.93%
Three Years (annualized) + 23.15% + 14.18% + 8.97%
Three Years (cumulative) + 86.79% + 48.85% + 37.94%
Five Years (annualized) + 20.33% + 15.22% + 5.11%
Five Years (cumulative) + 152.24% + 103.04% + 49.20%
Ten Years (annualized) + 15.65% + 13.88% + 1.77%
Ten Years (cumulative) + 327.90% + 267.00% + 60.90%
Since Inception (7/16/2001) (annualized) + 10.89% + 8.16% + 2.73%
Since Inception (7/16/2001) (cumulative) + 647.21% + 360.56% + 286.65%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
DECEMBER 31, 2020
Sector Allocation and Attribution
Allocation
The following bar chart presents the sector weightings of your Fund (DFDPX) versus the sector weightings of the
Index as of December 31, 2020:
Source: FactSet
The Index is composed of 11 Sectors (not including cash reserves in the above bar chart). The Fund again had no investments in Utilities, Energy, or Consumer Staples on December 31, 2020. Of the remaining eight
Sectors, your Fund outperformed five Sectors, underperformed in two (Consumer Discretionary and Materials)
representing 12.47% of the portfolio, and was in a virtual tie for its performance with the Index in Information
Technology with a 28% weighting. The greatest weighting increase in the calendar year was Health Care from
17.9% to 23.3%. That Sector’s return of +37.1% for the Fund versus that Sector’s return of 13.5% within the
Index contributed 4.76%, or almost half of the Fund’s 9.93% outperformance in 2020.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
DECEMBER 31, 2020
Attribution
The preceding table summarizes the weightings as of December 31, 2020 and performance for calendar year
2020 by the five major Sectors which represented 82.2% of your Fund at year end and 8.88% of the Fund’s
9.93% excess return over the Index in 2020. These five largest Sectors outperformed the Index while the Fund’s two smallest weightings underperformed. Consumer Discretionary underperformed owing to Marriott, which was sold, and Amazon, which was underweighted at 2.76% in the Fund despite the fact that it appreciated 76.26%
in your Fund in 2020.
Health Care’s strong contribution came from +45.3% total returns from Danaher and Bio-Techne, a long-term
Fund holding, and a +43.7% return from Thermo Fisher Scientific. All three of these companies are tools companies for Life Sciences, as previously noted, and are expected to be significant beneficiaries of spending to discover and produce new therapeutics and vaccines. Yet IDEXX Laboratories once again was the best individual performer within Health Care delivering a +116.71% total return to the Fund in 2020.
Trends and Strategies
Two strategic themes within the Fund were important contributors to your 2020 performance result.
1. Life Sciences. Three companies (Danaher, Thermo Fisher Scientific, and Bio-Techne) representing 10.67% of the Fund develop instruments and consumables for life science research and clinical diagnostics. Each company was extremely well positioned to supply these tools used in laboratory research to develop therapeutics, testing methods and vaccines for COVID-19. Consequently each of these stocks appreciated over 40%, making strong contributions to the Fund in 2020.
2. Cloud-Based Niche Software. 10 small positions in these companies represented 9.59% of the Fund on December 31, 2020. These tend to be niche-dominating high-growth companies, which have performed extremely well and unfortunately carry fairly extreme valuations. How do we deal with these rich valuations?
Our strategy has been to use a “basket” approach investing relatively small amounts in each company. This approach assures that your Fund has even a modest position in each company when we cannot tell with any certainty which companies might become the big winners. We conduct numerous valuation studies using various growth assumptions, but these assumptions and discount rates applied to future growth are still highly conjectural. Returns to the Fund in 2020 varied from +244% in the case of Twilio and +120% for OKTA to -15%
for PROS Holdings. As a longer-term holding, PROS has still more than doubled in the Fund and was 2019’s best performer. Thus, we adopted a “basket” to help hedge against such annual volatility. The combined contribution
Selected Sectors of the Fund versus the Index
Sector Fund Weight Index Weight Fund Return Index Return
Information Technology 28.8% 28.1% + 43.5% + 43.9%
Health Care 23.3% 13.7% + 37.1% + 13.5%
Industrials 15.2% 8.5% + 31.1% + 10.8%
Financials 7.6% 10.6% + 7.2% - 1.8%
Real Estate 7.3% 2.4% + 2.2% - 2.4%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
DECEMBER 31, 2020
of these 10 companies to the Fund’s 2020 return was +5.76%. Another way of looking at this is that their
9.59% year end position represented +5.76% of the Fund’s 2020 return of +28.33%, or their share of the year’s performance was 20.33%, twice their weighting. They certainly “punched above their weight,” a boxing metaphor that suggests that one performs or achieves at a level beyond expectations based on qualifications (in this case, portfolio weighting).
*Qualcomm, Inc. had a smaller gain of $168,902, but was purchased in December 2020.
The best and worst individual stock performers for the year 2020 regardless of portfolio weightings were:
The above best performers, while not on the largest equity holdings list on the following page, are examples of those stocks which “punched above their weight”.
Best and Worst Performers
Five Best Contributors
Investments
Fund Net Realized and
Unrealized Appreciation and
Income For the Year 2020
Fund Per Share
As of 12/31/20
BlackLine, Inc. $ 8,749,847 $ 0.98
Amazon.com, Inc. 6,925,375 0.78
Intuitive Surgical, Inc. 5,426,443 0.61
Thermo Fisher Scientific, Inc. 4,760,952 0.53
Danaher Corp. 4,511,043 0.50
$ 30,373,660 $ 3.40
Five Worst Contributors
Investments
Fund Net Realized and
Unrealized Gain/(Loss) and
Income For the Year 2020
Fund Per Share
As of 12/31/20
Marriott International, Inc. $ (4,545,201) $ (0.51)
Markel Corp. (1,212,248) (0.14)
Brooks Automation, Inc. (1,195,803) (0.13)
American Tower Corp. REIT (723,987) (0.08)
PROS Holdings, Inc. 484,981 0.05
$ (7,192,258) $ (0.81)
Best Worst
Twilio, Inc. + 244.42%
Marriott International , Inc. -
53.20%
BlackLine, Inc. + 158.69% Brooks Automation, Inc.
-
27.10%
Okta, Inc. + 120.39% PROS Holdings, Inc.
-
15.27%
IDEXX Lab., Inc. + 116.71% Markel Corp.
-
9.61%
Veeva Systems, Inc. Class A + 93.55% American Tower Corp. REIT
-
0.48%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
DECEMBER 31, 2020
Capital Gains Distribution Policy
As previously reported, it is the Adviser’s policy to distribute all net realized capital gains in December of each year. The history of capital gain distributions by year and amount per share has been:
A shareholder who initially invested $10.00 at inception (07/16/2001) and then subsequently reinvested all the above cash distributions at the time of each distribution would have accumulated a total value of $74.72 ($10 initial investment plus $64.72 income and appreciation of reinvestments). The difference between $74.72 and the 12/31/2020 share price of $45.34 is the reinvestment of prior cash distributions each year in additional shares and the appreciation of those reinvestments. If that shareholder had invested instead $10 in the Index at inception, the total value before deducting the Index Fund’s advertised low fees would have been $46.06
($10 initial investment plus $36.06 income and appreciation of reinvestments). Thus, your Fund has 79.48%
more return than the Index (Fund appreciation and income reinvested of $64.72 divided by Index appreciation and income of $36.06). This is the result of reinvestment and compound interest, once described by Albert
Einstein as “The greatest invention of mankind”.
FIVE LARGEST EQUITY HOLDINGS
December 31, 2020
It is the Adviser’s policy in managing this growth fund to allow investments to become the largest positions through appreciation rather than committing large amounts of capital to become the largest positions. Consequently, the largest cost position in the above list of five large positions is Thermo Fisher whose cost represented 2.19%
December Amount per Share
2005 $ 0.10
2006 0.17
2007 0.24
2008 0.27
2015 3.32
2016 1.08
2017 2.85
2018 2.48
2019 2.61
2020 1.03
Total $ 14.15
Quantity Security Total Cost Market Value
Percent of Net
Assets of the Fund
98,384 Visa, Inc. $ 3,989,275 $ 21,519,532 5.31%
48,344 Mastercard, Inc., Class A 8,180,869 17,255,907 4.26
20,552 Intuitive Surgical, Inc. 6,590,667 16,813,591 4.15
33,519 Thermo Fisher Scientific, Inc. 8,883,418 15,612,480 3.86
65,650 Danaher Corp. 8,200,665 14,583,491 3.60
$ 35,844,894 $ 85,785,001 21.18%

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
DECEMBER 31, 2020
of the Fund compared with its market value of 3.86% of the Fund on 12/31/2020. Its cost basis is higher since
Thermo Fisher represents a more recent investment than others.
The Fund did not invest in any derivative securities in 2020.
The views in this report were those of the Fund’s Adviser as of December 31, 2020, and may not reflect the
Adviser’s views on the date this report is first published or anytime thereafter. This report may contain discussions about certain investments both held and not held in the portfolio as of the report date. All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in the Fund, they do not constitute investment or tax advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2020
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Premier Growth Fund (the “Fund”) compared with the performance of the benchmark, S&P 500 Index ("S&P 500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Premier Growth Fund vs. S&P 500 Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.15%. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.99%, through October
31, 2021 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver
and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed within 60 days of purchase will be charged a 2.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (866) 233-3368.
Average Annual Total Returns
Periods Ended December 31, 2020 One Year Five Year Ten Year
DF Dent Premier Growth Fund 28.33% 20.33% 15.65%
S&P 500 Index 18.40% 15.22% 13.88%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 99.6%
Communication Services - 4.7%
5,106 Alphabet, Inc., Class C
(a)
$ 8,945,099
4,600 Cable One, Inc. 10,247,512
19,192,611
Consumer Discretionary - 6.6%
3,434 Amazon.com, Inc.
(a)
11,184,297
115,967 CarMax, Inc.
(a)
10,954,243
21,606 Dollar General Corp. 4,543,742
26,682,282
Financials - 7.6%
11,817 Markel Corp.
(a)
12,210,506
23,377 Moody's Corp. 6,784,941
36,274 S&P Global, Inc. 11,924,352
30,919,799
Health Care - 23.3%
41,274 Bio-Techne Corp. 13,106,559
65,650 Danaher Corp. 14,583,491
14,128 IDEXX Laboratories, Inc.
(a)
7,062,163
35,734 Illumina, Inc.
(a)
13,221,580
20,552 Intuitive Surgical, Inc.
(a)
16,813,591
28,727 Teleflex, Inc. 11,823,172
33,519 Thermo Fisher Scientific, Inc. 15,612,480
8,033 Veeva Systems, Inc., Class A
(a)
2,186,984
94,410,020
Industrials - 15.3%
6,371 CoStar Group, Inc.
(a)
5,888,588
151,186 Fastenal Co. 7,382,412
95,330 HEICO Corp., Class A 11,159,330
19,512 Roper Technologies, Inc. 8,411,428
18,436 TransDigm Group, Inc.
(a)
11,409,119
37,331 Verisk Analytics, Inc. 7,749,542
95,430 Waste Connections, Inc. 9,788,255
61,788,674
Information Technology - 28.8%
33,400 ANSYS, Inc.
(a)
12,150,920
9,695 Atlassian Corp. PLC, Class A
(a)
2,267,370
106,172 Black Knight, Inc.
(a)
9,380,296
86,029 BlackLine, Inc.
(a)
11,474,548
13,790 Crowdstrike Holdings, Inc.,
Class A
(a)
2,920,998
47,307 Envestnet, Inc.
(a)
3,892,893
37,566 Guidewire Software, Inc.
(a)
4,835,871
48,344 Mastercard, Inc., Class A 17,255,907
19,760 Okta, Inc.
(a)
5,024,178
120,385 PROS Holdings, Inc.
(a)
6,111,946
67,790 QUALCOMM, Inc. 10,327,129
34,346 Qualys, Inc.
(a)
4,185,747
10,020 Twilio, Inc.
(a)
3,391,770
Shares Security Description Value
Information Technology - 28.8% (continued)
4,700 Tyler Technologies, Inc.
(a)
$ 2,051,644
98,384 Visa, Inc., Class A 21,519,532
116,790,749
Materials - 5.9%
51,409 Ecolab, Inc. 11,122,851
86,282 Vulcan Materials Co. 12,796,484
23,919,335
Real Estate - 7.4%
56,581 American Tower Corp. REIT 12,700,171
164,438 CBRE Group, Inc., Class A
(a)
10,313,552
23,823 SBA Communications Corp. REIT 6,721,183
29,734,906
Total Common Stock (Cost $202,818,524) 403,438,376
Investments, at value - 99.6% (Cost
$202,818,524) $ 403,438,376
Other Assets & Liabilities, Net - 0.4% 1,644,388
Net Assets - 100.0% $ 405,082,764
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 403,438,376
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 403,438,376

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020
PORTFOLIO HOLDINGS
% of Total Net Assets
Communication Services 4.7%
Consumer Discretionary 6.6%
Financials 7.6%
Health Care 23.3%
Industrials 15.3%
Information Technology 28.8%
Materials 5.9%
Real Estate 7.4%
Other Assets & Liabilities, Net 0.4%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2020
ASSETS
Investments, at value (Cost $202,818,524) $ 403,438,376
Cash 1,223,637
Receivables:
Fund shares sold 1,492,523
Investment securities sold 7,960,271
Dividends and interest 112,468
Prepaid expenses 13,703
Total Assets
414,240,978
LIABILITIES
Payables:
Investment securities purchased 7,736,230
Fund shares redeemed 538,610
Accrued Liabilities:
Investment adviser fees 852,680
Trustees’ fees and expenses 394
Fund services fees 18,761
Other expenses 11,539
Total Liabilities
9,158,214
NET ASSETS
$ 405,082,764
COMPONENTS OF NET ASSETS
Paid-in capital $ 203,287,099
Distributable earnings 201,795,665
NET ASSETS
$ 405,082,764
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 8,933,689
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 45.34
* Shares redeemed or exchanged within 60 days of purchase are charged a 2.00% redemption fee.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2020
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $7,654) $ 765,699
Interest income 1,479
Total Investment Income
767,178
EXPENSES
Investment adviser fees 1,847,704
Fund services fees 140,207
Custodian fees 15,808
Registration fees 13,324
Professional fees 27,868
Trustees' fees and expenses 6,046
Other expenses 29,985
Total Expenses 2,080,942
Fees waived
(233,238)
Net Expenses
1,847,704
NET INVESTMENT LOSS
(1,080,526)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 8,248,387
Net change in unrealized appreciation (depreciation) on investments
58,551,942
NET REALIZED AND UNREALIZED GAIN
66,800,329
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 65,719,803

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months
Ended
December 31, 2020
For the Year
Ended
June 30, 2020
OPERATIONS
Net investment loss $ (1,080,526) $ (757,408)
Net realized gain 8,248,387 9,311,763
Net change in unrealized appreciation (depreciation) 58,551,942 34,998,959
Increase in Net Assets Resulting from Operations
65,719,803 43,553,314
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(9,000,041) (16,761,622)
CAPITAL SHARE TRANSACTIONS
Sale of shares 26,255,282 147,836,272
Reinvestment of distributions 8,533,709 15,466,559
Redemption of shares
(30,140,899) (58,387,306)
Redemption fees
3,557 –
Increase in Net Assets from Capital Share Transactions
4,651,649 104,915,525
Increase in Net Assets
61,371,411 131,707,217
NET ASSETS
Beginning of Period
343,711,353 212,004,136
End of Period
$ 405,082,764 $ 343,711,353
SHARE TRANSACTIONS
Sale of shares 619,092 4,134,020
Reinvestment of distributions 194,878 434,698
Redemption of shares
(713,326) (1,665,992)
Increase in Shares
100,644 2,902,726

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
December 31,
2020
For the Years Ended June 30,
2020 2019 2018 2017 2016
NET ASSET VALUE, Beginning of Period
$ 38.91 $ 35.75 $ 32.13 $ 28.22 $ 24.42 $ 28.32
INVESTMENT OPERATIONS
Net investment loss (a) (0.12) (0.11) (0.16) (0.15) (0.07) (0.13)
Net realized and unrealized gain
(loss)
7.58 5.88 6.26 6.91 4.95 (0.45)
Total from Investment Operations
7.46 5.77 6.10 6.76 4.88 (0.58)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(1.03) (2.61) (2.48) (2.85) (1.08) (3.32)
Total Distributions to Shareholders
(1.03) (2.61) (2.48) (2.85) (1.08) (3.32)
REDEMPTION FEES(a)
0.00(b) – – – – –
NET ASSET VALUE, End of Period
$ 45.34 $ 38.91 $ 35.75 $ 32.13 $ 28.22 $ 24.42
TOTAL RETURN
19.25%(c) 16.82% 21.14% 24.97% 20.62% (2.06)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 405,083 $ 343,711 $ 212,004 $ 173,572 $ 146,716 $ 147,003
Ratios to Average Net Assets:
Net investment loss (0.58)%(d) (0.30)% (0.51)% (0.50)% (0.26)% (0.52)%
Net expenses 0.99%(d) 1.00% 1.07% 1.09% 1.10% 1.09%
Gross expenses (e) 1.11%(d) 1.15% 1.20% 1.22% 1.23% 1.22%
PORTFOLIO TURNOVER RATE 9%(c) 23% 23% 16% 13% 20%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2020
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Midcap Growth Fund (the “Fund”) compared with the performance of the benchmark, the Russell Midcap Growth Index
(“Russell Midcap Growth”), since inception. The Russell Midcap Growth measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Midcap Growth Fund – Investor Shares vs. Russell Midcap Growth Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares and Institutional
Shares are 1.01% and 0.94%, respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.98% and 0.85% of Investor Shares and Institutional Shares, respectively, through October 31, 2021 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees.
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses
Average Annual Total Returns
Periods Ended December 31, 2020 One Year Five Year
Since Inception
(07/01/11)
(1)
DF Dent Midcap Growth Fund Investor Shares 30.42% 20.07% 16.20%
DF Dent Midcap Growth Fund Institutional Shares
(2)
30.57% 20.15% 16.24%
Russell Midcap Growth Index 35.59% 18.66% 14.59%
(1)
Investor Shares commenced operations on July 1, 2011 and Institutional Shares commenced operations on November 29, 2017.
(2)
Performance for the five year and since inception periods are a blended average annual return, which include the returns of the Investor
Shares prior to the commencement of the Institutional Shares.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2020
After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed within 60 days of purchase will be charged a 2.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (866) 233-3368.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 98.5%
Communication Services - 4.2%
12,661 Cable One, Inc. $ 28,205,163
Consumer Discretionary - 4.6%
70,981 Bright Horizons Family Solutions,
Inc.
(a)
12,279,003
198,488 CarMax, Inc.
(a)
18,749,177
31,028,180
Financials - 7.3%
25,073 Markel Corp.
(a)
25,907,931
80,377 Moody's Corp. 23,328,620
49,236,551
Health Care - 18.1%
88,701 Bio-Techne Corp. 28,167,003
18,643 IDEXX Laboratories, Inc.
(a)
9,319,076
63,928 Illumina, Inc.
(a)
23,653,360
17,172 Intuitive Surgical, Inc.
(a)
14,048,413
12,611 Masimo Corp.
(a)
3,384,540
65,747 Teleflex, Inc. 27,059,493
56,725 Veeva Systems, Inc., Class A
(a)
15,443,381
121,075,266
Industrials - 21.9%
19,390 CoStar Group, Inc.
(a)
17,921,789
342,020 Fastenal Co. 16,700,837
124,117 HEICO Corp., Class A 14,529,136
45,335 Old Dominion Freight Line, Inc. 8,848,485
48,700 Roper Technologies, Inc. 20,994,083
34,145 TransDigm Group, Inc.
(a)
21,130,633
126,360 Verisk Analytics, Inc. 26,231,072
199,036 Waste Connections, Inc. 20,415,123
146,771,158
Information Technology - 27.0%
83,318 ANSYS, Inc.
(a)
30,311,088
34,145 Atlassian Corp. PLC, Class A
(a)
7,985,491
209,604 Black Knight, Inc.
(a)
18,518,513
194,625 BlackLine, Inc.
(a)
25,959,083
219,299 Brooks Automation, Inc. 14,879,437
10,991 Coupa Software, Inc.
(a)
3,724,960
44,463 Crowdstrike Holdings, Inc.,
Class A
(a)
9,418,153
131,445 Envestnet, Inc.
(a)
10,816,609
91,767 Guidewire Software, Inc.
(a)
11,813,166
34,818 Okta, Inc.
(a)
8,852,825
301,271 PROS Holdings, Inc.
(a)
15,295,529
88,552 Qualys, Inc.
(a)
10,791,832
24,948 Twilio, Inc.
(a)
8,444,898
10,044 Tyler Technologies, Inc.
(a)
4,384,407
181,195,991
Shares Security Description Value
Materials - 8.0%
122,447 Ecolab, Inc. $ 26,492,633
180,618 Vulcan Materials Co. 26,787,456
53,280,089
Real Estate - 7.4%
303,389 CBRE Group, Inc., Class A
(a)
19,028,558
107,518 SBA Communications Corp. REIT 30,334,053
49,362,611
Total Common Stock (Cost $491,712,746) 660,155,009
Investments, at value - 98.5% (Cost
$491,712,746) $ 660,155,009
Other Assets & Liabilities, Net - 1.5% 9,873,012
Net Assets - 100.0% $ 670,028,021
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 660,155,009
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 660,155,009

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020
PORTFOLIO HOLDINGS
% of Total Net Assets
Communication Services 4.2%
Consumer Discretionary 4.6%
Financials 7.3%
Health Care 18.1%
Industrials 21.9%
Information Technology 27.0%
Materials 8.0%
Real Estate 7.4%
Other Assets & Liabilities, Net 1.5%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2020
ASSETS
Investments, at value (Cost $491,712,746) $ 660,155,009
Cash 9,171,699
Receivables:
Fund shares sold 1,814,496
Investment securities sold 320,685
Dividends and interest 57,782
Prepaid expenses 24,266
Total Assets
671,543,937
LIABILITIES
Payables:
Fund shares redeemed 348,577
Accrued Liabilities:
Investment adviser fees 1,125,569
Trustees’ fees and expenses 1,396
Fund services fees 30,023
Other expenses 10,351
Total Liabilities
1,515,916
NET ASSETS
$ 670,028,021
COMPONENTS OF NET ASSETS
Paid-in capital $ 507,672,131
Distributable earnings 162,355,890
NET ASSETS
$ 670,028,021
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 8,753,551
Institutional Shares 10,076,495
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Investor Shares (based on net assets of $310,865,690) $ 35.51
Institutional Shares (based on net assets of $359,162,331) $ 35.64
* Shares redeemed or exchanged within 60 days of purchase are charged a 2.00% redemption fee.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2020
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $12,912) $ 962,148
Interest income 6,500
Total Investment Income
968,648
EXPENSES
Investment adviser fees 1,913,736
Fund services fees 180,348
Transfer agent fees:
Investor Shares 15,947
Institutional Shares 2,497
Custodian fees 20,328
Registration fees:
Investor Shares 14,402
Institutional Shares 17,869
Professional fees 33,169
Trustees' fees and expenses 7,760
Investment adviser expense reimbursements recouped
99,093
Other expenses 35,862
Total Expenses 2,341,011
Fees waived
(58,358)
Net Expenses
2,282,653
NET INVESTMENT LOSS
(1,314,005)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments (608,696)
Net change in unrealized appreciation (depreciation) on investments
102,618,814
NET REALIZED AND UNREALIZED GAIN
102,010,118
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 100,696,113

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months
Ended
December 31, 2020
For the Year
Ended
June 30, 2020
OPERATIONS
Net investment loss $ (1,314,005) $ (511,867)
Net realized loss (608,696) (1,410,477)
Net change in unrealized appreciation (depreciation) 102,618,814 37,859,409
Increase in Net Assets Resulting from Operations
100,696,113 35,937,065
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (919,753) (1,153,544)
Institutional Shares (988,441) (574,862)
Total Distributions Paid
(1,908,194) (1,728,406)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 82,403,300 240,219,813
Institutional Shares 205,791,343 69,788,171
Reinvestment of distributions:
Investor Shares 907,943 1,144,051
Institutional Shares 966,568 574,748
Redemption of shares:
Investor Shares
(68,271,293) (77,766,195)
Institutional Shares
(16,931,234) (3,511,370)
Redemption fees:
Investor Shares
52,851 191,179
Institutional Shares
11,625 2,860
Increase in Net Assets from Capital Share Transactions
204,931,103 230,643,257
Increase in Net Assets
303,719,022 264,851,916
NET ASSETS
Beginning of Period
366,308,999 101,457,083
End of Period
$ 670,028,021 $ 366,308,999
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 2,606,545 8,989,790
Institutional Shares 6,434,004 2,585,116
Reinvestment of distributions:
Investor Shares 26,525 42,420
Institutional Shares 28,130 21,263
Redemption of shares:
Investor Shares
(2,151,270) (3,020,289)
Institutional Shares
(526,132) (131,178)
Increase in Shares
6,417,802 8,487,122

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
December 31,
2020
For the Years Ended June 30,
2020 2019 2018 2017 2016
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 29.48 $ 25.83 $ 22.21 $ 18.08 $ 15.37 $ 16.27
INVESTMENT OPERATIONS
Net investment loss (a) (0.09) (0.08) (0.11) (0.11) (0.09) (0.11)
Net realized and unrealized gain
(loss)
6.22 3.93 4.41 4.30 2.81 (0.31)
Total from Investment Operations
6.13 3.85 4.30 4.19 2.72 (0.42)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.11) (0.24) (0.69) (0.06) (0.01) (0.48)
Total Distributions to Shareholders
(0.11) (0.24) (0.69) (0.06) (0.01) (0.48)
REDEMPTION FEES(a)
0.01 0.04 0.01 0.00(b) – –
NET ASSET VALUE, End of Period
$ 35.51 $ 29.48 $ 25.83 $ 22.21 $ 18.08 $ 15.37
TOTAL RETURN
20.82%(c) 15.14% 20.27% 23.21% 17.74% (2.49)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 310,866 $ 243,855 $ 58,367 $ 19,993 $ 35,652 $ 23,963
Ratios to Average Net Assets:
Net investment loss (0.55)%(d) (0.28)% (0.46)% (0.52)% (0.55)% (0.71)%
Net expenses 0.93%(d) 0.98% 0.98% 1.01% 1.10% 1.10%
Gross expenses (e) 0.95%(d)(f) 1.01%(f) 1.13% 1.40% 1.68% 1.82%
PORTFOLIO TURNOVER RATE 10%(c) 31% 29% 32% 31% 29%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.
(f) Ratios include recoupment, which amounted to 0.07% for the period ended December 31, 2020 and 0.06% for the year ended
June 30, 2020.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
December 31,
2020
For the Years Ended June 30, November 29,
2017 (a)
Through
June 30, 2018 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 29.57 $ 25.88 $ 22.22 $ 20.56
INVESTMENT OPERATIONS
Net investment loss (b) (0.08) (0.04) (0.08) (0.05)
Net realized and unrealized gain
6.26 3.97 4.43 1.77
Total from Investment Operations
6.18 3.93 4.35 1.72
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.11) (0.24) (0.69) (0.06)
Total Distributions to Shareholders
(0.11) (0.24) (0.69) (0.06)
REDEMPTION FEES(b)
0.00(c) 0.00(c) 0.00(c) 0.00(c)
NET ASSET VALUE, End of Period
$ 35.64 $ 29.57 $ 25.88 $ 22.22
TOTAL RETURN
20.89%(d) 15.26% 20.45% 8.40%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 359,162 $ 122,454 $ 43,090 $ 27,141
Ratios to Average Net Assets:
Net investment loss (0.47)%(e) (0.15)% (0.33)% (0.36)%(e)
Net expenses 0.85%(e) 0.85% 0.85% 0.85%(e)
Gross expenses (f) 0.87%(e) 0.94% 1.11% 1.27%(e)
PORTFOLIO TURNOVER RATE 10%(d) 31% 29% 32%(d)
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2020
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Small Cap Growth Fund (the “Fund”) compared with the performance of the benchmark, the Russell 2000 Growth Index
(“Russell 2000 Growth”), since inception. The Russell 2000 Growth, the Fund‘s primary performance benchmark, measures the performance of those Russell 2000 Growth companies with higher price-to-value ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Small Cap Growth Fund – Investor Shares vs. Russell 2000 Growth Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares and Institutional
Shares are 1.66% and 1.72%, respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.05% and 0.95% of Investor Shares and Institutional Shares, respectively, through October 31, 2021 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees.
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at
Average Annual Total Returns
Periods Ended December 31, 2020 One Year Five Year
Since Inception
(11/01/13)
(1)
DF Dent Small Cap Growth Fund Investor Shares 34.68% 19.47% 14.50%
DF Dent Small Cap Growth Fund Institutional Shares
(2)
34.78% 19.54% 14.54%
Russell 2000 Growth Index 34.63% 16.36% 12.82%
(1) Investor Shares commenced operations on November 1, 2013 and Institutional Shares commenced operations on November 20, 2017.
(2) Performance for the five year and since inception periods are a blended average annual return, which include the returns of the Investor
Shares prior to the commencement of the Institutional Shares.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2020
the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed within 60 days of purchase will be charged a 2.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (866) 233-3368.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 98.7%
Communication Services - 5.8%
818 Cable One, Inc. $ 1,822,275
18,133 Cogent Communications Holdings,
Inc. 1,085,623
2,907,898
Consumer Discretionary - 8.0%
8,292 Bright Horizons Family Solutions,
Inc.
(a)
1,434,433
18,051 Floor & Decor Holdings, Inc.,
Class A
(a)
1,676,035
11,120 Monro, Inc. 592,696
1,294 Wayfair, Inc., Class A
(a)
292,198
3,995,362
Consumer Staples - 1.9%
6,962 Calavo Growers, Inc. 483,371
1,729 WD-40 Co. 459,361
942,732
Financials - 4.6%
17,809 Hamilton Lane, Inc., Class A 1,389,992
7,829 Trupanion, Inc.
(a)
937,210
2,327,202
Health Care - 19.5%
2,107 Atrion Corp. 1,353,200
6,509 Bio-Techne Corp. 2,066,933
7,649 Cantel Medical Corp. 603,200
3,653 Castle Biosciences, Inc.
(a)
245,299
13,330 HealthEquity, Inc.
(a)
929,234
19,317 LeMaitre Vascular, Inc. 782,338
4,520 Mesa Laboratories, Inc. 1,295,613
34,785 OrthoPediatrics Corp.
(a)
1,434,881
4,703 Repligen Corp.
(a)
901,236
654 Teladoc Health, Inc.
(a)
130,774
9,742,708
Industrials - 22.5%
35,845 Douglas Dynamics, Inc. 1,533,091
10,286 Exponent, Inc. 926,049
14,812 HEICO Corp., Class A 1,733,893
6,113 Helios Technologies, Inc. 325,762
27,463 IAA, Inc.
(a)
1,784,546
2,210 IDEX Corp. 440,232
10,435 John Bean Technologies Corp. 1,188,233
10,603 SiteOne Landscape Supply, Inc.
(a)
1,681,954
1,693 The Middleby Corp.
(a)
218,261
17,331 Trex Co., Inc.
(a)
1,450,951
11,282,972
Shares Security Description Value
Information Technology - 36.4%
9,589 Alarm.com Holdings, Inc.
(a)
$ 991,982
5,596 Aspen Technology, Inc.
(a)
728,879
13,291 Black Knight, Inc.
(a)
1,174,260
15,401 BlackLine, Inc.
(a)
2,054,185
21,638 Brooks Automation, Inc. 1,468,138
1,508 Coupa Software, Inc.
(a)
511,076
20,199 Envestnet, Inc.
(a)
1,662,176
18,864 EVERTEC, Inc. 741,732
44,006 Evo Payments, Inc., Class A
(a)
1,188,602
11,871 Guidewire Software, Inc.
(a)
1,528,154
2,277 Littelfuse, Inc. 579,861
9,957 Novanta, Inc.
(a)
1,177,117
1,914 Okta, Inc.
(a)
486,654
21,164 PROS Holdings, Inc.
(a)
1,074,496
7,641 Qualys, Inc.
(a)
931,209
13,353 The Descartes Systems Group,
Inc.
(a)
780,883
1,657 Tyler Technologies, Inc.
(a)
723,314
4,227 Workiva, Inc.
(a)
387,278
18,189,996
Total Common Stock (Cost $33,429,819) 49,388,870
Investments, at value - 98.7% (Cost
$33,429,819) $ 49,388,870
Other Assets & Liabilities, Net - 1.3% 646,799
Net Assets - 100.0% $ 50,035,669
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 49,388,870
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 49,388,870

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020
PORTFOLIO HOLDINGS
% of Total Net Assets
Communication Services 5.8%
Consumer Discretionary 8.0%
Consumer Staples 1.9%
Financials 4.6%
Health Care 19.5%
Industrials 22.5%
Information Technology 36.4%
Other Assets & Liabilities, Net 1.3%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2020
ASSETS
Investments, at value (Cost $33,429,819) $ 49,388,870
Cash 655,638
Receivables:
Fund shares sold 113,620
Dividends and interest 5,710
Prepaid expenses 19,720
Total Assets
50,183,558
LIABILITIES
Payables:
Investment securities purchased 61,585
Fund shares redeemed 2,100
Accrued Liabilities:
Investment adviser fees 64,616
Trustees’ fees and expenses 350
Fund services fees 1,325
Other expenses 17,913
Total Liabilities
147,889
NET ASSETS
$ 50,035,669
COMPONENTS OF NET ASSETS
Paid-in capital $ 34,212,713
Distributable earnings 15,822,956
NET ASSETS
$ 50,035,669
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 797,307
Institutional Shares 1,349,622
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Investor Shares (based on net assets of $18,547,985) $ 23.26
Institutional Shares (based on net assets of $31,487,684) $ 23.33
* Shares redeemed or exchanged within 60 days of purchase are charged a 2.00% redemption fee.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2020
INVESTMENT INCOME
Dividend income $ 95,657
Interest income 282
Total Investment Income
95,939
EXPENSES
Investment adviser fees 158,450
Fund services fees 28,755
Transfer agent fees:
Investor Shares 3,849
Institutional Shares 1,937
Custodian fees 2,908
Registration fees:
Investor Shares 8,089
Institutional Shares 12,130
Professional fees 15,372
Trustees' fees and expenses 2,367
Other expenses 17,626
Total Expenses 251,483
Fees waived
(67,693)
Net Expenses
183,790
NET INVESTMENT LOSS
(87,851)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 564,384
Net change in unrealized appreciation (depreciation) on investments
9,145,036
NET REALIZED AND UNREALIZED GAIN
9,709,420
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 9,621,569

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months
Ended
December 31, 2020
For the Year
Ended
June 30, 2020
OPERATIONS
Net investment loss $ (87,851) $ (86,974)
Net realized gain 564,384 948,538
Net change in unrealized appreciation (depreciation) 9,145,036 1,096,063
Increase in Net Assets Resulting from Operations
9,621,569 1,957,627
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (367,653) (104,664)
Institutional Shares (626,752) (186,213)
Total Distributions Paid
(994,405) (290,877)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 7,326,733 1,051,688
Institutional Shares 11,661,144 1,178,492
Reinvestment of distributions:
Investor Shares 350,682 99,844
Institutional Shares 448,928 87,550
Redemption of shares:
Investor Shares
(618,279) (91,133)
Institutional Shares
(783,307) (63,544)
Redemption fees:
Investor Shares
1,386 358
Institutional Shares
825 1,271
Increase in Net Assets from Capital Share Transactions
18,388,112 2,264,526
Increase in Net Assets
27,015,276 3,931,276
NET ASSETS
Beginning of Period
23,020,393 19,089,117
End of Period
$ 50,035,669 $ 23,020,393
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 354,607 61,528
Institutional Shares 573,030 72,463
Reinvestment of distributions:
Investor Shares 15,648 5,748
Institutional Shares 19,979 5,032
Redemption of shares:
Investor Shares
(29,574) (5,706)
Institutional Shares
(37,229) (3,615)
Increase in Shares
896,461 135,450

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
December 31,
2020
For the Years Ended June 30,
2020 2019 2018 2017 2016
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 18.38 $ 17.10 $ 15.97 $ 13.29 $ 11.49 $ 12.22
INVESTMENT OPERATIONS
Net investment loss (a) (0.06) (0.09) (0.07) (0.06) (0.06) (0.01)
Net realized and unrealized gain
(loss)
5.42 1.63 2.19 2.74 1.86 (0.61)
Total from Investment Operations
5.36 1.54 2.12 2.68 1.80 (0.62)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.48) (0.26) (0.99) – – (0.11)
Total Distributions to Shareholders
(0.48) (0.26) (0.99) – – (0.11)
REDEMPTION FEES(a)
0.00(b) 0.00(b) – – 0.00(b) –
NET ASSET VALUE, End of Period
$ 23.26 $ 18.38 $ 17.10 $ 15.97 $ 13.29 $ 11.49
TOTAL RETURN
29.26%(c) 9.08% 15.01% 20.17% 15.67% (5.06)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 18,548 $ 8,394 $ 6,757 $ 5,734 $ 8,182 $ 7,533
Ratios to Average Net Assets:
Net investment loss (0.53)%(d) (0.50)% (0.43)% (0.43)% (0.46)% (0.10)%
Net expenses 1.05%(d) 1.05% 1.05% 1.10% 1.25% 1.25%
Gross expenses (e) 1.39%(d) 1.66% 2.30% 3.12% 3.25% 3.60%
PORTFOLIO TURNOVER RATE 13%(c) 38% 44% 40% 45% 39%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
December 31,
2020
For the Years Ended June 30, November 20,
2017 (a)
Through
June 30, 2018 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 18.42 $ 17.13 $ 15.97 $ 14.04
INVESTMENT OPERATIONS
Net investment loss (b) (0.05) (0.07) (0.05) (0.02)
Net realized and unrealized gain
5.44 1.62 2.20 1.95
Total from Investment Operations
5.39 1.55 2.15 1.93
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(0.48) (0.26) (0.99) –
Total Distributions to Shareholders
(0.48) (0.26) (0.99) –
REDEMPTION FEES(b)
0.00(c) 0.00(c) – –
NET ASSET VALUE, End of Period
$ 23.33 $ 18.42 $ 17.13 $ 15.97
TOTAL RETURN
29.36%(d) 9.12% 15.20% 13.75%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 31,488 $ 14,626 $ 12,332 $ 5,350
Ratios to Average Net Assets:
Net investment loss (0.43)%(e) (0.40)% (0.32)% (0.24)%(e)
Net expenses 0.95%(e) 0.95% 0.95% 0.95%(e)
Gross expenses (f) 1.32%(e) 1.72% 2.18% 2.91%(e)
PORTFOLIO TURNOVER RATE 13%(d) 38% 44% 40%(d)
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2020
Organization
DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the
Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. DF Dent Premier
Growth Fund commenced operations on July 16, 2001. DF Dent Midcap Growth Fund’s Investor Shares and
Institutional Shares commenced operations on July 1, 2011 and November 29, 2017, respectively. DF Dent
Small Cap Growth Fund’s Investor Shares and Institutional Shares commenced operations on November 1,
2013 and November 20, 2017, respectively. The Funds seek long-term capital appreciation.
Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting
Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services –
Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each
Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees
(the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2020
disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2020, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2020
differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under
Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the
Internal Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The DF Dent Midcap Growth Fund's and DF Dent Small Cap Growth Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.
Redemption Fees – A shareholder who redeems shares of each Fund within 60 days of purchase may incur a redemption fee of 2.00% of the current net asset value of shares redeemed, subject to certain limitations.
The fee is charged for the benefit of the remaining shareholders and will be paid to each Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for each Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Cash – Concentration in Uninsured Account
For cash management purposes, each Fund may concentrate cash with each Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of December 31, 2020, DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2020
Cap Growth Fund had $973,637, $8,921,699, and $405,638, respectively, at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Fees and Expenses
Investment Adviser – D.F. Dent and Company, Inc. (the “Adviser”) is the investment adviser to the Funds.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 0.99%, 0.75%, and 0.85% of the average daily net assets of DF Dent Premier Growth Fund, DF
Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund, respectively.
Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US
Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the
Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services.
Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-
Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $31,000 ($41,000 for the Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-
pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive a portion of its fee and/or reimburse expenses for DF Dent
Premier Growth Fund, to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.99%, through October 31, 2021. Additionally, the Adviser has contractually agreed to waive a portion of its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor
Shares and Institutional Shares to 0.98% and 0.85%, respectively, through October 31, 2021, for DF Dent
Midcap Growth Fund. The Adviser has also contractually agreed to waive a portion of its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses,

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2020
and extraordinary expenses) of Investor Shares and Institutional Shares to 1.05% and 0.95%, respectively, through October 31, 2021, for DF Dent Small Cap Growth Fund.
Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended
December 31, 2020 , fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31, 2020 , $756,679 and $353,975 are subject to recoupment by the Adviser for the DF Dent Premier Growth Fund and DF Dent Small Cap Growth Fund,
respectively. For the DF Dent Midcap Growth Fund, fees recaptured by the Adviser for the period ended December
31, 2020 are disclosed in the Statement of Operations. Other Waivers are not eligible for recoupment.
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-
term investments during the period ended December 31, 2020 , were as follows:
Federal Income Tax
As of December 31, 2020 , cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Investment Adviser
Fees Waived
Investment
Adviser Expenses
Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
DF Dent Premier Growth Fund $ 197,714 $ - $ 35,524 $ 233,238
DF Dent Midcap Growth Fund 2,972 - 55,386 58,358
DF Dent Small Cap Growth Fund - 56,758 10,935 67,693
Purchases Sales
DF Dent Premier Growth Fund $ 34,151,223 $ 41,692,350
DF Dent Midcap Growth Fund 257,622,610 48,928,227
DF Dent Small Cap Growth Fund 21,505,953 4,611,768
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
DF Dent Premier Growth Fund $ 200,619,852 $ – $ 200,619,852
DF Dent Midcap Growth Fund 168,469,154 (26,891) 168,442,263
DF Dent Small Cap Growth Fund 15,959,051 – 15,959,051

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2020
As of June 30, 2020 , distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the
Statements of Assets and Liabilities are primarily due to wash sales and equity return of capital.
For tax purposes, the prior year late-year ordinary loss was $762,346 and $47,619 for the DF Dent Premier
Growth Fund and DF Dent Small Cap Growth Fund, respectively, (realized during the period January 1, 2020 through June 30, 2020 ). The prior year post-October capital loss was $276,757 for the DF Dent Small Cap Growth
Fund (realized during the period November 1, 2019 through June 30, 2020 ). These losses were recognized for tax purposes on the first business day of each Fund’s current fiscal year, July 1, 2020 .
Subsequent Events
The global outbreak of the COVID-19 virus has caused negative effects on many companies, sectors, countries, regions, and financial markets in general, and uncertainty exists as to its long-term implications. The effects of the pandemic may adversely impact each Funds' assets and performance. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.
Undistributed
Ordinary Income
Undistributed
Long-Term Gain
Capital and Other
Losses
Unrealized
Appreciation Total
DF Dent Premier Growth Fund $ – $ 4,731,749 $ (762,346) $ 141,106,500 $ 145,075,903
DF Dent Midcap Growth Fund 1,228,899 679,241 – 61,659,831 63,567,971
DF Dent Small Cap Growth Fund – 799,152 (324,376) 6,721,016 7,195,792

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION
DECEMBER 31, 2020
Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule 22e-
4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Funds' investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period June 1, 2019 through June 30,
2020 in order to prepare a written report to the Board for review at its meeting held on September 11, 2020.
The Program Administrator’s written report stated that: (i) the Funds are able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’
interests in the Funds; (ii) the Funds' strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Funds' portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the
Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a
“highly liquid investment minimum” for the Funds because the Funds primarily hold “highly liquid investments”;
and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. The report also reviewed the changes to the Program since its inception.
No significant liquidity events impacting the Funds or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (866) 233-3368 and on the SEC’s website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (866) 233-3368 and on the
SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION
DECEMBER 31, 2020
Shareholder Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 through December 31, 2020.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
In addition, if these transactional costs were included, your costs would have been higher.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION
DECEMBER 31, 2020
Beginning
Account Value
July 1, 2020
Ending
Account Value
December 31, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
DF Dent Premier Growth Fund
Actual $ 1,000.00 $ 1,192.53 $ 5.47 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.21 $ 5.04 0.99%
DF Dent Midcap Growth Fund
Investor Shares
Actual $ 1,000.00 $ 1,208.23 $ 5.18 0.93%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.52 $ 4.74 0.93%
Institutional Shares
Actual $ 1,000.00 $ 1,208.94 $ 4.73 0.85%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.92 $ 4.33 0.85%
DF Dent Small Cap Growth Fund
Investor Shares
Actual $ 1,000.00 $ 1,292.60 $ 6.07 1.05%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.91 $ 5.35 1.05%
Institutional Shares
Actual $ 1,000.00 $ 1,293.60 $ 5.49 0.95%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.42 $ 4.84 0.95%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

DF Dent Premier Growth Fund – DFDPX
DF Dent Midcap Growth Fund Investor Shares – DFDMX
DF Dent Midcap Growth Fund Institutional Shares – DFMGX
DF Dent Small Cap Growth Fund Investor Shares – DFDSX
DF Dent Small Cap Growth Fund Institutional Shares – DFSGX
INVESTMENT ADVISER
D.F. Dent and Company, Inc.
400 E. Pratt Street, 7th Floor
Baltimore, MD 21202
www.dfdent.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
(866) 2DF-DENT
www.theapexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
221-SAR-1220
This report is submitted for the general information of the
shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by
an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of its management, and other information.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	February 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	February 23, 2021

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 23, 2021